UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05550
The Alger Portfolios
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
12/31
Date of reporting period:
June 30, 2026
Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Alger Capital Appreciation Portfolio
Class I-2 / ALVOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class I-2 / ALVOX)	$49	0.92%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$816,133,835
Total number of portfolio holdings[1]	82
Portfolio turnover rate	36.87%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.3%
Consumer Discretionary	10.7%
Energy	0.2%
Financials	1.5%
Health Care	8.4%
Industrials	5.5%
Information Technology	55.6%
Materials	0.7%
Real Estate	0.5%
Utilities	1.8%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

Alger Capital Appreciation Portfolio
Class S
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class S)	$62	1.17%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$816,133,835
Total number of portfolio holdings[1]	82
Portfolio turnover rate	36.87%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.3%
Consumer Discretionary	10.7%
Energy	0.2%
Financials	1.5%
Health Care	8.4%
Industrials	5.5%
Information Technology	55.6%
Materials	0.7%
Real Estate	0.5%
Utilities	1.8%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

Alger Large Cap Growth Portfolio
Class I-2 / AAGOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger Large Cap Growth Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Large Cap Growth Portfolio (Class I-2 / AAGOX)	$46	0.83%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$504,292,139
Total number of portfolio holdings[1]	50
Portfolio turnover rate	48.76%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	18.0%
Consumer Discretionary	5.5%
Exchange Traded Fund	2.9%
Financials	0.8%
Health Care	10.6%
Industrials	4.9%
Information Technology	52.1%
Mutual Fund	2.6%
Utilities	1.8%
Short-Term Investments and Other Net Assets	0.8%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

Alger Growth & Income Portfolio
Class I-2 / AIGOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger Growth & Income Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Portfolio (Class I-2 / AIGOX)	$38	0.72%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$51,279,850
Total number of portfolio holdings[1]	80
Portfolio turnover rate	1.76%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	11.5%
Consumer Discretionary	6.8%
Consumer Staples	5.3%
Energy	4.1%
Financials	12.7%
Health Care	9.7%
Industrials	5.4%
Information Technology	38.1%
Materials	2.1%
Real Estate	3.1%
Utilities	1.4%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

Alger Mid Cap Growth Portfolio
Class I-2 / AMGOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Portfolio (Class I-2 / AMGOX)	$48	0.91%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$166,922,539
Total number of portfolio holdings[1]	64
Portfolio turnover rate	47.53%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	4.5%
Consumer Discretionary	10.7%
Consumer Staples	1.8%
Financials	9.2%
Health Care	13.2%
Industrials	23.7%
Information Technology	28.1%
Materials	1.7%
Real Estate	2.3%
Utilities	3.3%
Short-Term Investments and Other Net Assets	1.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

Alger Small Cap Growth Portfolio
Class I-2 / AASOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Portfolio (Class I-2 / AASOX)	$52	0.96%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$164,102,236
Total number of portfolio holdings[1]	107
Portfolio turnover rate	8.88%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	1.5%
Consumer Discretionary	7.8%
Consumer Staples	1.6%
Energy	2.6%
Financials	2.0%
Health Care	33.2%
Industrials	22.6%
Information Technology	20.9%
Materials	1.2%
Utilities	0.5%
Short-Term Investments and Other Net Assets	6.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

Alger Balanced Portfolio
Class I-2 / ABLOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Alger Balanced Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Balanced Portfolio (Class I-2 / ABLOX)	$48	0.92%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$71,249,917
Total number of portfolio holdings[1]	100
Portfolio turnover rate	5.05%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	8.5%
Consumer Discretionary	5.0%
Consumer Staples	3.9%
Energy	3.0%
Financials	9.4%
Health Care	7.2%
Industrials	4.0%
Information Technology	28.2%
Materials	1.5%
Real Estate	2.3%
Utilities	1.1%
Total Equities	74.1%
Corporate Bonds††
AAA	0.7%
AA	4.2%
A	11.9%
BBB	5.6%
Total Corporate Bonds	22.4%
U.S. Government Bonds	2.9%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
††
For purposes of this report, credit quality ratings shown above reflect the rating assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER PORTFOLIOS
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2026 (UNAUDITED)

Table of Contents

THE ALGER PORTFOLIOS

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.4%
AEROSPACE & DEFENSE—0.8%
HEICO Corp., Cl. A	25,518	$ 6,581,347
ALTERNATIVE CARRIERS—3.4%
Space Exploration Technologies Corp., Cl. A*	162,880	27,829,677
APPLICATION SOFTWARE—2.5%
AppLovin Corp., Cl. A*	31,953	16,463,144
IREN Ltd.*	88,811	4,061,327

		20,524,471
ASSET MANAGEMENT & CUSTODY BANKS—0.0%
Blackstone, Inc.	3,327	391,488
AUTOMOBILE MANUFACTURERS—3.0%
Tesla, Inc.*	58,556	24,628,653
BIOTECHNOLOGY—4.5%
Abivax SA ADR*	47,943	6,388,884
Arrowhead Pharmaceuticals, Inc.*	74,964	6,110,316
Ascendis Pharma A/S*	7,444	1,985,464
Biogen, Inc.*	21,734	4,695,848
Cogent Biosciences, Inc.*	27,233	1,053,917
Dianthus Therapeutics, Inc.*	33,736	3,288,585
Natera, Inc.*	31,702	8,605,508
Revolution Medicines, Inc.*	12,071	2,260,657
Roivant Sciences Ltd.*	77,369	2,738,089

		37,127,268
BROADLINE RETAIL—7.5%
Alibaba Group Holding Ltd. ADR	14,104	1,353,702
Amazon.com, Inc.*	202,107	48,170,182
MercadoLibre, Inc.*	2,661	4,516,755
Sea Ltd., Cl. A ADR*	70,760	6,780,931

		60,821,570
COAL & CONSUMABLE FUELS—0.2%
Cameco Corp.	17,699	1,802,820
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.5%
Rocket Cos., Inc., Cl. A*	256,547	4,040,615
COMMUNICATIONS EQUIPMENT—0.9%
Arista Networks, Inc.*	20,658	3,509,381
Lumentum Holdings, Inc.*	4,445	3,814,077

		7,323,458
CONSTRUCTION & ENGINEERING—0.4%
SOLV Energy, Inc., Cl. A*	93,374	3,179,385
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.3%
Caterpillar, Inc.	2,544	2,709,106
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.4% (CONT.)
CONSUMER FINANCE—0.4%
Figure Technology Solutions, Inc., Cl. A*	106,327	$ 3,265,302
COPPER—0.5%
Freeport-McMoRan, Inc.	64,193	4,037,098
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
GFL Environmental, Inc.	122,370	4,501,992
HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	17,257	4,099,573
HEALTHCARE FACILITIES—0.1%
Tenet Healthcare Corp.*	6,244	1,168,127
HEALTHCARE TECHNOLOGY—0.5%
Veeva Systems, Inc., Cl. A*	21,244	3,770,173
HEAVY ELECTRICAL EQUIPMENT—1.1%
Forgent Power Solutions, Inc., Cl. A*	2,564	143,225
GE Vernova, Inc.	7,222	8,484,839

		8,628,064
HOUSEHOLD APPLIANCES—0.2%
SharkNinja, Inc.*	11,533	1,756,130
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
Talen Energy Corp.*	38,498	14,793,241
INTERACTIVE HOME ENTERTAINMENT—0.3%
Take-Two Interactive Software, Inc.*	10,511	2,627,540
INTERACTIVE MEDIA & SERVICES—8.9%
Alphabet, Inc., Cl. C	113,607	40,140,761
Meta Platforms, Inc., Cl. A	57,200	32,220,188

		72,360,949
INTERNET SERVICES & INFRASTRUCTURE—2.0%
Cloudflare, Inc., Cl. A*	8,655	2,122,898
MongoDB, Inc., Cl. A*	6,999	2,350,964
Shopify, Inc., Cl. A*	33,991	3,881,092
Snowflake, Inc.*	14,029	3,570,381
Twilio, Inc., Cl. A*	20,611	4,252,668

		16,178,003
INVESTMENT BANKING & BROKERAGE—0.6%
Robinhood Markets, Inc., Cl. A*	46,799	4,693,004
LIFE SCIENCES TOOLS & SERVICES—0.3%
Repligen Corp.*	19,113	2,607,778
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	10,059	4,180,822
MOVIES & ENTERTAINMENT—0.8%
Roku, Inc., Cl. A*	49,819	6,881,997
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.4% (CONT.)
PHARMACEUTICALS—1.9%
Eli Lilly & Co.	2,629	$ 3,153,301
Merck & Co., Inc.	38,292	4,920,522
Novo Nordisk A/S, Cl. B ADR	147,319	7,062,473

		15,136,296
SEMICONDUCTORS—25.2%
Advanced Micro Devices, Inc.*	10,954	6,363,288
Astera Labs, Inc.*	27,365	13,217,842
Broadcom, Inc.	69,551	26,272,890
GlobalFoundries, Inc.	42,959	3,540,251
Micron Technology, Inc.	6,678	7,708,349
NVIDIA Corp.	506,533	101,352,188
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	99,229	47,388,794

		205,843,602
SPECIALTY CHEMICALS—0.2%
DuPont de Nemours, Inc.	11,295	1,532,099
SYSTEMS SOFTWARE—12.0%
Microsoft Corp.	159,156	59,368,371
Nebius Group NV, Cl. A*	132,944	36,715,145
ServiceNow, Inc.*	19,015	1,887,809

		97,971,325
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—9.8%
Apple, Inc.	155,256	44,924,876
Western Digital Corp.	54,241	34,644,812

		79,569,688
TRADING COMPANIES & DISTRIBUTORS—1.2%
QXO, Inc.*	574,661	9,930,142
TOTAL COMMON STOCKS (Cost $314,720,717)		762,492,803
PREFERRED STOCKS—3.6%
APPLICATION SOFTWARE—2.2%
Databricks, Inc., Series J(a),*,@	68,003	13,889,613
Databricks, Inc., Series L(a),*,@	2,057	420,142
SB Technology, Inc., Series E(a),*,@	102,616	3,689,045

		17,998,800
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.2%
Apptronik, Inc., Series A-X1(a),*,@	56,187	2,077,234
Figure AI, Inc., Series C(a),*,@	36,926	7,198,043

		9,275,277
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—3.6% (CONT.)
SYSTEMS SOFTWARE—0.2%
OpenAI Group, PBC Series C(a),*,@	2,244	$ 1,543,169
TOTAL PREFERRED STOCKS (Cost $19,265,418)		28,817,246
REAL ESTATE INVESTMENT TRUSTS—0.5%
HEALTH CARE—0.5%
Welltower, Inc.	18,933	4,297,223
(Cost $3,923,157)		4,297,223
SPECIAL PURPOSE VEHICLES—2.7%
APPLICATION SOFTWARE—0.9%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		7,085,333
INTERACTIVE MEDIA & SERVICES—1.8%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2 preferred shares)(a),*,@		9,499,114
Disruptive Technology Solutions LIII, LLC(a),*,@		5,600,000

		15,099,114
TOTAL SPECIAL PURPOSE VEHICLES (Cost $17,975,289)		22,184,447

Total Investments (Cost $355,884,581)	100.2%	$817,791,719
Affiliated Securities (Cost $7,177,297)		7,085,333
Unaffiliated Securities (Cost $348,707,284)		810,706,386
Liabilities in Excess of Other Assets	(0.2)%	(1,657,884)
NET ASSETS	100.0%	$816,133,835

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2026
2026 VDC LP	3/2/26, 4/1/26	$7,177,297	$7,085,333	0.9%
Apptronik, Inc., Series A-X1	1/29/26	2,077,076	2,077,234	0.3%
Databricks, Inc., Series J	12/17/24	6,290,278	13,889,613	1.7%
Databricks, Inc., Series L	12/16/25	390,830	420,142	0.0%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	5,197,992	9,499,114	1.1%
Disruptive Technology Solutions LIII, LLC	6/9/26	5,600,000	5,600,000	0.7%
Figure AI, Inc., Series C	11/18/25, 6/10/26	7,198,044	7,198,043	0.9%
OpenAI Group, PBC Series C	3/31/26	1,543,169	1,543,169	0.2%
SB Technology, Inc., Series E	10/23/24	1,766,021	3,689,045	0.5%
Total		$37,240,707	$51,001,693	6.3%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—89.4%
AEROSPACE & DEFENSE—1.5%
HEICO Corp.(a)	21,213	$ 7,555,858
ALTERNATIVE CARRIERS—3.6%
Space Exploration Technologies Corp., Cl. A*	105,030	17,945,426
APPLICATION SOFTWARE—1.7%
AppLovin Corp., Cl. A*	16,713	8,611,039
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Blackstone, Inc.	34,251	4,030,315
BIOTECHNOLOGY—4.8%
Abivax SA ADR*	41,450	5,523,627
Arrowhead Pharmaceuticals, Inc.*	46,873	3,820,618
Biogen, Inc.*	23,079	4,986,449
Forte Biosciences, Inc.*	113,710	2,416,338
Natera, Inc.*	28,387	7,705,651

		24,452,683
BROADLINE RETAIL—5.5%
Amazon.com, Inc.*	106,760	25,445,179
MercadoLibre, Inc.*	1,262	2,142,106

		27,587,285
COMMUNICATIONS EQUIPMENT—3.9%
Applied Optoelectronics, Inc.*	57,952	8,586,168
Arista Networks, Inc.*	50,427	8,566,539
Lumentum Holdings, Inc.*	2,928	2,512,400

		19,665,107
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Enovix Corp.*	793,931	4,819,161
ELECTRONIC COMPONENTS—0.9%
Coherent Corp.*	10,971	4,327,730
HEALTH CARE DISTRIBUTORS—2.0%
Cardinal Health, Inc.	25,967	6,168,721
McKesson Corp.	5,309	4,011,480

		10,180,201
HEALTHCARE EQUIPMENT—0.8%
Intuitive Surgical, Inc.*	9,803	3,898,457
HEAVY ELECTRICAL EQUIPMENT—1.8%
GE Vernova, Inc.	7,555	8,876,067
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.3%
Talen Energy Corp.*	17,483	6,718,018
INTERACTIVE HOME ENTERTAINMENT—0.9%
Take-Two Interactive Software, Inc.*	17,443	4,360,401
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.4% (CONT.)
INTERACTIVE MEDIA & SERVICES—8.4%
Alphabet, Inc., Cl. C	95,947	$ 33,900,953
Meta Platforms, Inc., Cl. A	15,202	8,563,135

		42,464,088
INTERNET SERVICES & INFRASTRUCTURE—1.0%
Cloudflare, Inc., Cl. A*	20,197	4,953,920
MOVIES & ENTERTAINMENT—4.3%
Netflix, Inc.*	174,934	12,490,288
Spotify Technology SA*	20,178	9,264,325

		21,754,613
PHARMACEUTICALS—3.0%
Eli Lilly & Co.	5,183	6,216,646
Johnson & Johnson	20,782	5,278,005
Novo Nordisk A/S, Cl. B ADR	73,708	3,533,561

		15,028,212
RENEWABLE ELECTRICITY—0.4%
Fervo Energy Co., Cl. A*	76,729	2,242,789
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.4%
ASML Holding NV ADR	3,795	7,549,925
Lam Research Corp.	21,699	9,402,827

		16,952,752
SEMICONDUCTORS—17.1%
Astera Labs, Inc.*	47,359	22,875,344
Broadcom, Inc.	19,051	7,196,515
Micron Technology, Inc.	1,096	1,265,102
NVIDIA Corp.	199,899	39,997,791
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,445	15,017,189

		86,351,941
SYSTEMS SOFTWARE—11.8%
Crowdstrike Holdings, Inc., Cl. A*	7,023	5,359,532
Microsoft Corp.	44,662	16,659,819
Nebius Group NV, Cl. A*	135,833	37,513,000

		59,532,351
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.9%
Apple, Inc.	33,627	9,730,309
Western Digital Corp.	55,198	35,256,066

		44,986,375
TRADING COMPANIES & DISTRIBUTORS—0.7%
QXO, Inc.*	194,343	3,358,247
TOTAL COMMON STOCKS (Cost $222,801,756)		450,653,036
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
EXCHANGE TRADED FUNDS—2.9%
Alger 35 ETF(b),*	353,188	$ 14,629,047
(Cost $6,792,657)		14,629,047
MUTUAL FUNDS—2.6%
Alger 35 Fund, Cl. Z(b),*	559,471	13,175,549
(Cost $7,604,417)		13,175,549
PREFERRED STOCKS—2.6%
APPLICATION SOFTWARE—2.2%
SB Technology, Inc., Series E(c),*,@	315,833	11,354,197
SYSTEMS SOFTWARE—0.4%
OpenAI Group, PBC Series C(c),*,@	2,966	2,039,679
TOTAL PREFERRED STOCKS (Cost $7,475,165)		13,393,876
SPECIAL PURPOSE VEHICLES—1.7%
APPLICATION SOFTWARE—0.8%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(b),(c),*,@		4,083,666
INTERACTIVE MEDIA & SERVICES—0.9%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series C preferred shares)(c),*,@		2,238,668
Disruptive Technology Solutions LIII, LLC(c),*,@		2,039,896

		4,278,564
TOTAL SPECIAL PURPOSE VEHICLES (Cost $8,554,287)		8,362,230
SHORT-TERM SECURITIES—1.0%
MONEY MARKET FUNDS—1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.52%(d),(e)	5,235,570	5,235,570
(Cost $5,235,570)		5,235,570

Total Investments (Cost $258,463,852)	100.2%	$505,449,308
Affiliated Securities (Cost $18,533,744)		31,888,262
Unaffiliated Securities (Cost $239,930,108)		473,561,046
Liabilities in Excess of Other Assets	(0.2)%	(1,157,169)
NET ASSETS	100.0%	$504,292,139

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	All or portion of security is on loan.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

(d)	Rate shown reflects 7-day effective yield as of June 30, 2026.
(e)	This security represents cash collateral received in connection with security lending agreements.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2026
2026 VDC LP	3/2/26, 4/1/26	$4,136,670	$4,083,666	0.8%
Disruptive Technology Solutions LI, LLC	4/28/26	2,311,425	2,238,668	0.5%
Disruptive Technology Solutions LIII, LLC	6/9/26	2,106,192	2,039,896	0.4%
OpenAI Group, PBC Series C	3/31/26	2,039,679	2,039,679	0.4%
SB Technology, Inc., Series E	10/23/24	5,435,486	11,354,197	2.2%
Total		$16,029,452	$21,756,106	4.3%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.7%
AEROSPACE & DEFENSE—1.2%
Honeywell Aerospace, Inc.*	1,189	$ 262,975
TransDigm Group, Inc.	277	368,975

		631,950
APPAREL RETAIL—0.3%
Gap, Inc.	7,112	132,852
APPLICATION SOFTWARE—0.3%
Adobe, Inc.*	631	129,368
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Blackrock, Inc.	554	532,704
Blackstone, Inc.	3,216	378,427

		911,131
AUTOMOBILE MANUFACTURERS—0.4%
Ferrari NV	474	176,465
BIOTECHNOLOGY—2.3%
AbbVie, Inc.	3,096	779,077
Amgen, Inc.	688	249,139
Gilead Sciences, Inc.	1,288	162,726

		1,190,942
BROADLINE RETAIL—2.8%
Amazon.com, Inc.*	5,913	1,409,304
BUILDING PRODUCTS—0.7%
Johnson Controls International PLC	2,415	352,856
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	5,351	628,528
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	1,788	135,673
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	1,158	275,071
CONSUMER STAPLES MERCHANDISE RETAIL—1.2%
Walmart, Inc.	5,479	620,552
COPPER—0.8%
Southern Copper Corp.	2,287	398,533
DIVERSIFIED BANKS—5.3%
Bank of America Corp.	10,226	582,677
Fifth Third Bancorp	4,946	278,806
JPMorgan Chase & Co.	5,645	1,847,778

		2,709,261
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	3,065	269,015
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Eaton Corp. PLC	1,985	$ 845,848
ELECTRONIC COMPONENTS—1.4%
Corning, Inc.	2,815	719,035
FINANCIAL EXCHANGES & DATA—0.6%
CME Group, Inc., Cl. A	1,424	314,462
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,172	181,536
HEALTH CARE DISTRIBUTORS—0.9%
Cardinal Health, Inc.	1,925	457,303
HEALTHCARE EQUIPMENT—0.3%
Medtronic PLC	2,225	174,062
HOME IMPROVEMENT RETAIL—1.3%
The Home Depot, Inc.	1,949	687,373
HOUSEHOLD PRODUCTS—0.9%
The Procter & Gamble Co.	3,169	464,702
INDUSTRIAL CONGLOMERATES—0.5%
Honeywell International, Inc.	1,190	266,329
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	1,073	314,582
INTEGRATED OIL & GAS—3.3%
Chevron Corp.	3,369	558,445
ExxonMobil Holdings Corp.	5,842	798,718
TotalEnergies SE	4,423	343,933

		1,701,096
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
Comcast Corp., Cl. A	7,524	184,714
Verizon Communications, Inc.	7,471	316,322

		501,036
INTERACTIVE MEDIA & SERVICES—10.5%
Alphabet, Inc., Cl. A	7,284	2,603,083
Alphabet, Inc., Cl. C	5,556	1,963,101
Meta Platforms, Inc., Cl. A	1,450	816,771

		5,382,955
INVESTMENT BANKING & BROKERAGE—3.1%
Morgan Stanley	7,554	1,579,088
IT CONSULTING & OTHER SERVICES—0.5%
Accenture PLC, Cl. A	577	71,802
International Business Machines Corp.	598	168,163

		239,965
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
MANAGED HEALTHCARE—0.7%
UnitedHealth Group, Inc.	904	$ 375,730
MULTI-UTILITIES—0.9%
Consolidated Edison, Inc.	1,908	211,082
Sempra	2,755	255,416

		466,498
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,458	213,699
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	487	110,457
PHARMACEUTICALS—5.4%
AstraZeneca PLC	1,434	271,915
Bristol-Myers Squibb Co.	3,611	208,066
Eli Lilly & Co.	467	560,134
Johnson & Johnson	3,241	823,117
Merck & Co., Inc.	2,281	293,108
Novartis AG ADR	1,684	263,916
Novo Nordisk A/S, Cl. B ADR	4,482	214,867
Pfizer, Inc.	6,295	151,584

		2,786,707
PROPERTY & CASUALTY INSURANCE—0.6%
The Hartford Insurance Group, Inc.	2,180	288,894
RAIL TRANSPORTATION—0.8%
Union Pacific Corp.	1,422	386,784
RESTAURANTS—1.0%
McDonald's Corp.	993	268,418
Starbucks Corp.	2,563	261,913

		530,331
SEMICONDUCTOR MATERIALS & EQUIPMENT—8.9%
KLA Corp.	15,193	4,583,880
SEMICONDUCTORS—10.6%
Broadcom, Inc.	8,650	3,267,538
NVIDIA Corp.	1,723	344,755
QUALCOMM, Inc.	3,456	638,634
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,517	1,202,044

		5,452,971
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.5%
PepsiCo, Inc.	2,499	338,365
The Coca-Cola Co.	5,513	448,041

		786,406
SPECIALTY CHEMICALS—0.7%
DuPont de Nemours, Inc.	2,698	365,912
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
SYSTEMS SOFTWARE—6.4%
Microsoft Corp.	8,309	$ 3,099,423
Oracle Corp.	1,264	185,239

		3,284,662
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.7%
Apple, Inc.	12,816	3,708,438
Dell Technologies, Inc., Cl. C	1,794	774,039

		4,482,477
TOBACCO—1.3%
Altria Group, Inc.	4,643	334,064
Philip Morris International, Inc.	1,888	341,558

		675,622
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	1,198	284,321
TRANSACTION & PAYMENT PROCESSING SERVICES—1.4%
Visa, Inc., Cl. A	2,098	719,803
TOTAL COMMON STOCKS (Cost $11,890,953)		49,596,027
MASTER LIMITED PARTNERSHIPS—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	2,860	174,317
(Cost $73,584)		174,317
REAL ESTATE INVESTMENT TRUSTS—3.1%
HEALTH CARE—1.1%
Welltower, Inc.	2,543	577,185
INDUSTRIAL—0.3%
Prologis, Inc.	1,187	160,803
RETAIL—0.8%
Simon Property Group, Inc.	1,808	404,359
SPECIALIZED—0.6%
Lamar Advertising Co., Cl. A	1,892	295,114
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—3.1% (CONT.)
TELECOM TOWER—0.3%
Crown Castle, Inc.	2,181	$ 165,167
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $754,921)		1,602,628

Total Investments (Cost $12,719,458)	100.2%	$51,372,972
Unaffiliated Securities (Cost $12,719,458)		51,372,972
Liabilities in Excess of Other Assets	(0.2)%	(93,122)
NET ASSETS	100.0%	$51,279,850

ADR	American Depositary Receipts

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.7%
AEROSPACE & DEFENSE—6.5%
Axon Enterprise, Inc.*	4,908	$ 2,751,474
FTAI Aviation Ltd.	16,624	4,497,291
HEICO Corp.	6,639	2,364,745
Rocket Lab Corp.*	12,673	1,288,210

		10,901,720
APPAREL RETAIL—1.6%
Burlington Stores, Inc.*	8,611	2,727,965
APPLICATION SOFTWARE—2.4%
Guidewire Software, Inc.*	10,266	1,263,232
IREN Ltd.*	18,063	826,021
The Descartes Systems Group, Inc.*	26,660	1,846,509

		3,935,762
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Ares Management Corp., Cl. A	23,455	2,610,776
AUTOMOTIVE RETAIL—3.5%
Carvana Co.*	40,371	2,657,219
O'Reilly Automotive, Inc.*	35,362	3,256,487

		5,913,706
BIOTECHNOLOGY—5.0%
Abivax SA ADR*	17,019	2,267,952
Arrowhead Pharmaceuticals, Inc.*	15,807	1,288,428
Natera, Inc.*	14,231	3,863,005
Vaxcyte, Inc.*	16,006	930,429

		8,349,814
CARGO GROUND TRANSPORTATION—1.0%
Saia, Inc.*	4,016	1,691,379
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.5%
Rocket Cos., Inc., Cl. A*	155,132	2,443,329
CONSTRUCTION & ENGINEERING—3.5%
Comfort Systems USA, Inc.	2,938	5,822,969
CONSTRUCTION MATERIALS—1.7%
Martin Marietta Materials, Inc.	4,811	2,774,504
CONSUMER FINANCE—0.5%
Figure Technology Solutions, Inc., Cl. A*	24,849	763,113
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Vertiv Holdings Co., Cl. A	10,479	3,508,579
ELECTRONIC COMPONENTS—1.9%
Amphenol Corp., Cl. A	17,558	3,095,827
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
Novanta, Inc.*	14,991	2,432,140
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.7% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—2.4%
GFL Environmental, Inc.	110,188	$ 4,053,816
HEALTHCARE EQUIPMENT—1.1%
IDEXX Laboratories, Inc.*	3,545	1,866,230
HEALTHCARE SERVICES—1.9%
Guardant Health, Inc.*	21,684	3,253,250
HEAVY ELECTRICAL EQUIPMENT—0.9%
Forgent Power Solutions, Inc., Cl. A*	25,594	1,429,681
HOTELS RESORTS & CRUISE LINES—4.6%
Hilton Worldwide Holdings, Inc.	11,310	3,737,502
Viking Holdings Ltd.*	38,476	4,027,283

		7,764,785
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.3%
Talen Energy Corp.*	9,290	3,569,775
Vistra Corp.	12,609	2,000,166

		5,569,941
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.6%
RBC Bearings, Inc.*	9,404	6,056,740
INSURANCE BROKERS—0.5%
Ryan Specialty Holdings, Inc., Cl. A	21,332	805,496
INTERNET SERVICES & INFRASTRUCTURE—9.4%
Cloudflare, Inc., Cl. A*	23,713	5,816,325
MongoDB, Inc., Cl. A*	7,760	2,606,584
Snowflake, Inc.*	15,712	3,998,704
Twilio, Inc., Cl. A*	15,937	3,288,281

		15,709,894
INVESTMENT BANKING & BROKERAGE—2.4%
Robinhood Markets, Inc., Cl. A*	40,390	4,050,309
LIFE & HEALTH INSURANCE—1.4%
Oscar Health, Inc., Cl. A*	80,790	2,304,131
LIFE SCIENCES TOOLS & SERVICES—5.1%
Repligen Corp.*	28,847	3,935,885
West Pharmaceutical Services, Inc.	12,851	4,613,509

		8,549,394
MOVIES & ENTERTAINMENT—3.7%
Spotify Technology SA*	6,233	2,861,758
TKO Group Holdings, Inc., Cl. A	16,275	3,276,320

		6,138,078
PERSONAL CARE PRODUCTS—0.3%
e.l.f. Beauty, Inc.*	7,746	573,204
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.7% (CONT.)
PROPERTY & CASUALTY INSURANCE—1.5%
Intact Financial Corp.	11,810	$ 2,437,444
REAL ESTATE SERVICES—0.9%
CBRE Group, Inc., Cl. A*	11,162	1,503,410
RESEARCH & CONSULTING SERVICES—0.3%
Verisk Analytics, Inc.	2,499	448,645
RESTAURANTS—0.9%
Chipotle Mexican Grill, Inc.*	41,925	1,425,450
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.2%
Enphase Energy, Inc.*	5,631	277,270
Onto Innovation, Inc.*	2,219	839,781
Teradyne, Inc.	5,369	2,597,737

		3,714,788
SEMICONDUCTORS—5.0%
Astera Labs, Inc.*	10,463	5,053,838
Monolithic Power Systems, Inc.	2,423	3,349,458

		8,403,296
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.4%
Celsius Holdings, Inc.*	81,589	2,388,926
SYSTEMS SOFTWARE—2.0%
Nebius Group NV, Cl. A*	12,086	3,337,791
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.6%
Western Digital Corp.	6,752	4,312,637
TRADING COMPANIES & DISTRIBUTORS—3.0%
EquipmentShare.com, Inc., Cl. A*	60,053	1,180,642
QXO, Inc.*	220,464	3,809,618

		4,990,260
TOTAL COMMON STOCKS (Cost $114,130,934)		158,059,179
PREFERRED STOCKS—1.2%
APPLICATION SOFTWARE—0.8%
SB Technology, Inc., Series E(a),*,@	34,722	1,248,256
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.4%
Apptronik, Inc., Series A-X1(a),*,@	8,858	327,480
Figure AI, Inc., Series C(a),*,@	1,898	369,980

		697,460
TOTAL PREFERRED STOCKS (Cost $1,295,001)		1,945,716
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—1.3%
HEALTH CARE—1.3%
American Healthcare REIT, Inc.	43,011	$ 2,243,024
(Cost $2,207,850)		2,243,024
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	425,098	—
(Cost $227,341)		—
SPECIAL PURPOSE VEHICLES—1.3%
APPLICATION SOFTWARE—0.4%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		763,065
INTERACTIVE MEDIA & SERVICES—0.9%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2 preferred shares)(a),*,@		1,430,894
TOTAL SPECIAL PURPOSE VEHICLES (Cost $1,602,695)		2,193,959
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*	1,318	—
(Cost $0)		—
SHORT-TERM SECURITIES—3.3%
MONEY MARKET FUNDS—3.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.52%(c)	5,560,117	5,560,117
(Cost $5,560,117)		5,560,117

Total Investments (Cost $125,023,938)	101.8%	$170,001,995
Affiliated Securities (Cost $772,969)		763,065
Unaffiliated Securities (Cost $124,250,969)		169,238,930
Liabilities in Excess of Other Assets	(1.8)%	(3,079,456)
NET ASSETS	100.0%	$166,922,539

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of June 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2026
2026 VDC LP	3/2/26, 4/1/26	$772,969	$763,065	0.4%
Apptronik, Inc., Series A-X1	1/29/26	327,455	327,480	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	829,726	1,430,894	0.9%
Figure AI, Inc., Series C	11/18/25	369,980	369,980	0.2%
SB Technology, Inc., Series E	10/23/24	597,566	1,248,256	0.8%
Tolero CDR	2/6/17	227,341	—	0.0%
Total		$3,125,037	$4,139,675	2.5%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.7%
AEROSPACE & DEFENSE—7.7%
AeroVironment, Inc.*	4,475	$ 738,688
Archer Aviation, Inc., Cl. A*	64,896	306,958
Astronics Corp.*	8,394	682,096
Astronics Corp., Cl. B*	1,678	127,528
Bombardier, Inc., Cl. B*	13,796	3,176,412
FTAI Aviation Ltd.	11,841	3,203,346
Howmet Aerospace, Inc.	3,769	1,013,333
Karman Holdings, Inc.*	11,666	582,367
Loar Holdings, Inc.*	15,578	1,255,743
VSE Corp.	6,838	1,562,483
York Space Systems, Inc.*	599	14,747

		12,663,701
APPAREL RETAIL—5.3%
Abercrombie & Fitch Co., Cl. A*	5,346	481,193
Aritzia, Inc.*	39,394	4,343,965
Victoria's Secret & Co.*	47,408	3,957,620

		8,782,778
APPLICATION SOFTWARE—7.4%
Core Scientific, Inc.*	19,750	505,403
Guidewire Software, Inc.*	14,413	1,773,520
InterDigital, Inc.	6,581	1,863,279
Manhattan Associates, Inc.*	12,629	1,758,588
nCino, Inc.*	29,023	474,526
PAR Technology Corp.*	4,898	85,323
Q2 Holdings, Inc.*	27,857	1,339,922
Riot Platforms, Inc.*	24,522	671,412
SPS Commerce, Inc.*	24,641	1,408,726
Terawulf, Inc.*	78,289	1,933,738
Vertex, Inc., Cl. A*	33,353	382,892

		12,197,329
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Galaxy Digital, Inc., Cl. A*	36,130	987,794
Hamilton Lane, Inc., Cl. A	4,226	333,136

		1,320,930
BIOTECHNOLOGY—17.8%
Abivax SA ADR*	19,561	2,606,699
Absci Corp.*	339,522	3,935,060
Arrowhead Pharmaceuticals, Inc.*	30,978	2,525,017
Bridgebio Pharma, Inc.*	7,645	569,400
CareDx, Inc.*	46,805	1,333,942
Cogent Biosciences, Inc.*	21,829	844,782
Dianthus Therapeutics, Inc.*	1,953	190,378
Erasca, Inc.*	76,940	1,409,541
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.7% (CONT.)
BIOTECHNOLOGY—17.8% (CONT.)
Forte Biosciences, Inc.*	128,020	$ 2,720,425
Insmed, Inc.*	19,288	2,056,487
Natera, Inc.*	12,595	3,418,913
Nuvalent, Inc., Cl. A*	27,129	3,350,431
Palvella Therapeutics, Inc.*	5,769	881,619
Twist Bioscience Corp.*	26,830	2,760,270
uniQure NV*	14,195	653,822

		29,256,786
BUILDING PRODUCTS—2.3%
CSW Industrials, Inc.	7,801	2,171,018
Modine Manufacturing Co.*	6,003	1,602,921

		3,773,939
CARGO GROUND TRANSPORTATION—0.5%
Saia, Inc.*	1,962	826,316
CONSTRUCTION & ENGINEERING—2.2%
Construction Partners, Inc., Cl. A*	2,830	336,119
Tutor Perini Corp.	39,948	3,314,486

		3,650,605
CONSUMER STAPLES MERCHANDISE RETAIL—1.4%
BJ's Wholesale Club Holdings, Inc.*	26,037	2,270,947
EDUCATION SERVICES—0.9%
Universal Technical Institute, Inc.*	34,116	1,459,141
ELECTRIC UTILITIES—0.5%
IDACORP, Inc.	4,972	752,264
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Enovix Corp.*	110,720	672,070
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Casella Waste Systems, Inc., Cl. A*	5,088	493,383
FINANCIAL EXCHANGES & DATA—0.3%
Gemini Space Station, Inc., Cl. A*	850	3,621
MarketAxess Holdings, Inc.	4,259	483,354

		486,975
HEALTHCARE EQUIPMENT—3.0%
Axogen, Inc.*	35,417	1,635,911
Glaukos Corp.*	4,133	577,628
Impulse Dynamics PLC, Series A(a),@	1,596,061	70,227
Integer Holdings Corp.*	5,801	542,103
iRhythm Technologies, Inc.*	11,119	1,322,605
TransMedics Group, Inc.*	11,668	774,989

		4,923,463
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.7% (CONT.)
HEALTHCARE SERVICES—2.8%
GeneDx Holdings Corp., Cl. A*	23,544	$ 1,616,295
Guardant Health, Inc.*	20,288	3,043,809

		4,660,104
HEALTHCARE SUPPLIES—0.9%
Lantheus Holdings, Inc.*	9,726	1,079,002
Neogen Corp.*	53,049	476,911

		1,555,913
HEALTHCARE TECHNOLOGY—0.4%
HeartFlow, Inc.*	23,087	677,373
HEAVY ELECTRICAL EQUIPMENT—1.2%
Bloom Energy Corp., Cl. A*	6,519	1,973,301
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—6.0%
Gates Industrial Corp. PLC*	107,105	2,995,727
RBC Bearings, Inc.*	10,603	6,828,968

		9,824,695
INTERACTIVE MEDIA & SERVICES—0.4%
Reddit, Inc., Cl. A*	3,575	620,548
INTERNET SERVICES & INFRASTRUCTURE—1.5%
DigitalOcean Holdings, Inc.*	9,153	1,437,296
Whitefiber, Inc.*	25,700	998,445

		2,435,741
INVESTMENT BANKING & BROKERAGE—0.4%
Moelis & Co., Cl. A	10,075	659,106
LEISURE FACILITIES—1.2%
Life Time Group Holdings, Inc.*	21,769	889,046
Planet Fitness, Inc., Cl. A*	20,418	1,065,207

		1,954,253
LIFE SCIENCES TOOLS & SERVICES—7.0%
10X Genomics, Inc., Cl. A*	35,741	1,370,310
Adaptive Biotechnologies Corp.*	174,425	3,741,416
Alamar Biosciences, Inc.*	4,705	127,459
Bio-Techne Corp.	27,729	1,959,054
CryoPort, Inc.*	133,790	2,100,503
Repligen Corp.*	11,780	1,607,263
Tempus AI, Inc., Cl. A*	10,839	627,903

		11,533,908
OIL & GAS EQUIPMENT & SERVICES—0.5%
Solaris Energy Infrastructure, Inc., Cl. A	9,288	747,312
OIL & GAS EXPLORATION & PRODUCTION—2.2%
Magnolia Oil & Gas Corp., Cl. A	138,742	3,549,020
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.7% (CONT.)
PASSENGER AIRLINES—1.2%
Joby Aviation, Inc.*	227,131	$ 2,026,009
PHARMACEUTICALS—1.0%
Belite Bio, Inc. ADR*	489	75,299
Definium Therapeutics, Inc.*	32,426	1,525,319

		1,600,618
RENEWABLE ELECTRICITY—0.0%
Fervo Energy Co., Cl. A*	886	25,898
RESEARCH & CONSULTING SERVICES—0.4%
Planet Labs PBC, Cl. A*	18,375	608,764
RESTAURANTS—0.4%
Kura Sushi USA, Inc., Cl. A*	10,890	626,828
SEMICONDUCTORS—6.8%
Astera Labs, Inc.*	12,910	6,235,788
Credo Technology Group Holding Ltd.*	2,933	797,629
Impinj, Inc.*	5,691	815,122
Semtech Corp.*	4,449	720,071
SiTime Corp.*	1,969	1,468,008
Universal Display Corp.	12,336	1,068,174

		11,104,792
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.2%
Celsius Holdings, Inc.*	12,320	360,730
SPECIALTY CHEMICALS—1.2%
Balchem Corp.	6,949	1,174,034
Perimeter Solutions, Inc.*	22,522	802,909

		1,976,943
SYSTEMS SOFTWARE—3.7%
Nebius Group NV, Cl. A*	21,961	6,064,970
Netskope, Inc., Cl. A*	2,646	28,947

		6,093,917
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.7%
IonQ, Inc.*	20,506	1,092,150
TRADING COMPANIES & DISTRIBUTORS—0.3%
Xometry, Inc., Cl. A*	4,642	448,046
TRANSACTION & PAYMENT PROCESSING SERVICES—0.5%
Chime Financial, Inc., Cl. A*	41,609	852,152
TOTAL COMMON STOCKS (Cost $86,325,887)		150,538,748
PREFERRED STOCKS—1.0%
APPLICATION SOFTWARE—0.9%
SB Technology, Inc., Series E(a),*,@	37,494	1,347,909
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.0% (CONT.)
APPLICATION SOFTWARE—0.9% (CONT.)
SB Technology, Inc., Series F(a),@	1,374	$ 56,815

		1,404,724
HEALTHCARE EQUIPMENT—0.1%
Impulse Dynamics PLC, Series F-3(a),*,@	3,724,402	230,913
TOTAL PREFERRED STOCKS (Cost $896,936)		1,635,637
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	6,941	8,052
Tolero CDR(a),*,@	287,830	—

		8,052
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	45,185	51,059
TOTAL RIGHTS (Cost $155,594)		59,111
SPECIAL PURPOSE VEHICLES—1.1%
INTERACTIVE MEDIA & SERVICES—1.1%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2 preferred shares)(a),*,@		1,862,836
(Cost $770,245)		1,862,836
SHORT-TERM SECURITIES—6.4%
MONEY MARKET FUNDS—6.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.52%(b)	10,579,297	10,579,297
(Cost $10,579,297)		10,579,297

Total Investments (Cost $98,727,959)	100.3%	$164,675,629
Unaffiliated Securities (Cost $98,727,959)		164,675,629
Liabilities in Excess of Other Assets	(0.3)%	(573,393)
NET ASSETS	100.0%	$164,102,236

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of June 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2026
Disruptive Technology Solutions LI, LLC	11/4/25	$770,245	$1,862,836	1.1%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	51,059	0.1%
Impulse Dynamics PLC, Series A	2/11/22	1,596,061	70,227	0.0%
Impulse Dynamics PLC, Series F-3	2/5/24	194,849	230,913	0.1%
Mirati Therapeutics, Inc. CVR	1/24/24	—	8,052	0.0%
SB Technology, Inc., Series E	10/23/24	645,272	1,347,909	0.8%
SB Technology, Inc., Series F	5/22/26	56,815	56,815	0.1%
Tolero CDR	2/6/17	155,594	—	0.0%
Total		$3,418,836	$3,627,811	2.2%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—71.5%
AEROSPACE & DEFENSE—0.9%
Honeywell Aerospace, Inc.*	1,225	$ 270,823
TransDigm Group, Inc.	282	375,635

		646,458
APPAREL RETAIL—0.2%
Gap, Inc.	7,208	134,645
APPLICATION SOFTWARE—0.2%
Adobe, Inc.*	641	131,418
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Blackrock, Inc.	580	557,705
Blackstone, Inc.	3,301	388,428

		946,133
AUTOMOBILE MANUFACTURERS—0.3%
Ferrari NV	491	182,794
BIOTECHNOLOGY—1.7%
AbbVie, Inc.	3,154	793,673
Amgen, Inc.	701	253,846
Gilead Sciences, Inc.	1,336	168,790

		1,216,309
BROADLINE RETAIL—2.0%
Amazon.com, Inc.*	6,079	1,448,869
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	2,463	359,869
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	5,483	644,033
COMPUTER & ELECTRONICS RETAIL—0.2%
Best Buy Co., Inc.	1,819	138,026
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	1,180	280,297
CONSUMER STAPLES MERCHANDISE RETAIL—0.9%
Walmart, Inc.	5,602	634,483
COPPER—0.6%
Southern Copper Corp.	2,332	406,374
DIVERSIFIED BANKS—3.9%
Bank of America Corp.	10,425	594,016
Fifth Third Bancorp	5,036	283,879
JPMorgan Chase & Co.	5,823	1,906,043

		2,783,938
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	3,096	271,736
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—71.5% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp. PLC	2,036	$ 867,580
ELECTRONIC COMPONENTS—1.0%
Corning, Inc.	2,865	731,807
FINANCIAL EXCHANGES & DATA—0.4%
CME Group, Inc., Cl. A	1,451	320,424
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	2,208	184,545
HEALTH CARE DISTRIBUTORS—0.7%
Cardinal Health, Inc.	1,952	463,717
HEALTHCARE EQUIPMENT—0.3%
Medtronic PLC	2,381	186,266
HOME IMPROVEMENT RETAIL—1.0%
The Home Depot, Inc.	1,998	704,655
HOUSEHOLD PRODUCTS—0.7%
The Procter & Gamble Co.	3,208	470,421
INDUSTRIAL CONGLOMERATES—0.4%
Honeywell International, Inc.	1,225	274,278
INDUSTRIAL GASES—0.4%
Air Products & Chemicals, Inc.	1,082	317,221
INTEGRATED OIL & GAS—2.4%
Chevron Corp.	3,440	570,215
ExxonMobil Holdings Corp.	5,964	815,398
TotalEnergies SE	4,536	352,719

		1,738,332
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Comcast Corp., Cl. A	7,593	186,408
Verizon Communications, Inc.	7,668	324,663

		511,071
INTERACTIVE MEDIA & SERVICES—7.8%
Alphabet, Inc., Cl. A	7,515	2,685,635
Alphabet, Inc., Cl. C	5,720	2,021,048
Meta Platforms, Inc., Cl. A	1,500	844,935

		5,551,618
INVESTMENT BANKING & BROKERAGE—2.3%
Morgan Stanley	7,795	1,629,467
IT CONSULTING & OTHER SERVICES—0.3%
Accenture PLC, Cl. A	589	73,295
International Business Machines Corp.	618	173,788

		247,083
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—71.5% (CONT.)
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	938	$ 389,861
MULTI-UTILITIES—0.7%
Consolidated Edison, Inc.	1,953	216,060
Sempra	2,769	256,714

		472,774
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	2,518	218,915
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	485	110,003
PHARMACEUTICALS—4.0%
AstraZeneca PLC	1,467	278,173
Bristol-Myers Squibb Co.	3,679	211,984
Eli Lilly & Co.	491	588,920
Johnson & Johnson	3,303	838,863
Merck & Co., Inc.	2,333	299,790
Novartis AG ADR	1,726	270,499
Novo Nordisk A/S, Cl. B ADR	4,580	219,565
Pfizer, Inc.	6,385	153,751

		2,861,545
PROPERTY & CASUALTY INSURANCE—0.4%
The Hartford Insurance Group, Inc.	2,210	292,869
RAIL TRANSPORTATION—0.6%
Union Pacific Corp.	1,457	396,304
RESTAURANTS—0.8%
McDonald's Corp.	1,011	273,284
Starbucks Corp.	2,649	270,701

		543,985
SEMICONDUCTOR MATERIALS & EQUIPMENT—6.6%
KLA Corp.	15,631	4,716,029
SEMICONDUCTORS—7.8%
Broadcom, Inc.	8,847	3,341,954
NVIDIA Corp.	1,768	353,759
QUALCOMM, Inc.	3,525	651,385
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,574	1,229,265

		5,576,363
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.1%
PepsiCo, Inc.	2,539	343,781
The Coca-Cola Co.	5,650	459,175

		802,956
SPECIALTY CHEMICALS—0.5%
DuPont de Nemours, Inc.	2,735	370,930
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—71.5% (CONT.)
SYSTEMS SOFTWARE—4.8%
Microsoft Corp.	8,646	$ 3,225,131
Oracle Corp.	1,291	189,196

		3,414,327
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.5%
Apple, Inc.	13,303	3,849,356
Dell Technologies, Inc., Cl. C	1,862	803,379

		4,652,735
TOBACCO—1.0%
Altria Group, Inc.	4,752	341,907
Philip Morris International, Inc.	1,931	349,337

		691,244
TRADING COMPANIES & DISTRIBUTORS—0.4%
Ferguson Enterprises, Inc.	1,221	289,780
TRANSACTION & PAYMENT PROCESSING SERVICES—1.0%
Visa, Inc., Cl. A	2,126	729,409
TOTAL COMMON STOCKS (Cost $13,227,574)		50,953,896
MASTER LIMITED PARTNERSHIPS—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	2,908	177,243
(Cost $75,080)		177,243
REAL ESTATE INVESTMENT TRUSTS—2.3%
HEALTH CARE—0.9%
Welltower, Inc.	2,637	598,520
INDUSTRIAL—0.2%
Prologis, Inc.	1,216	164,731
RETAIL—0.6%
Simon Property Group, Inc.	1,846	412,858
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	1,967	306,813
TELECOM TOWER—0.2%
Crown Castle, Inc.	2,195	166,227
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $795,124)		1,649,149

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—22.4%
APPLICATION SOFTWARE—0.7%
Cadence Design Systems, Inc., 4.3%, 9/10/29	500,000	496,111
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—22.4% (CONT.)
BROADLINE RETAIL—0.7%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	$ 502,205
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.4%
Caterpillar Financial Services Corp., 4.5%, 5/15/31	500,000	497,786
Westinghouse Air Brake Technologies Corp., 4.9%, 5/29/30	500,000	503,304

		1,001,090
CONSUMER FINANCE—0.7%
American Express Co., 5.85%, 11/5/27	500,000	509,571
CONSUMER STAPLES MERCHANDISE RETAIL—0.7%
Walmart, Inc., 4.35%, 4/28/30	500,000	501,229
DIVERSIFIED BANKS—1.4%
Citibank N.A., 4.929%, 8/6/26	500,000	500,066
JPMorgan Chase Bank N.A., 5.11%, 12/8/26	500,000	501,821

		1,001,887
ENVIRONMENTAL & FACILITIES SERVICES—0.7%
Republic Services, Inc., 4.75%, 7/15/30	500,000	503,107
HEALTH CARE—0.7%
Welltower OP LLC, 4.5%, 7/1/30	500,000	497,565
HEALTH CARE DISTRIBUTORS—1.4%
Cardinal Health, Inc., 5%, 11/15/29	500,000	505,129
McKesson Corp., 4.65%, 5/30/30	500,000	500,490

		1,005,619
HOME IMPROVEMENT RETAIL—0.7%
The Home Depot, Inc., 3.95%, 9/15/30	500,000	490,369
INDUSTRIAL—0.7%
Prologis LP, 4.25%, 6/15/31	500,000	490,932
MANAGED HEALTHCARE—1.4%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	995,505
MULTI-UTILITIES—2.8%
Dominion Energy, Inc., 4.6%, 5/15/28	500,000	500,314
Public Service Electric and Gas Co., 4.2%, 1/1/31	500,000	491,776
Sempra, 5.4%, 8/1/26	500,000	500,148
Wisconsin Electric Power Co., 4.65%, 6/15/31	500,000	498,116

		1,990,354
OIL & GAS EXPLORATION & PRODUCTION—0.7%
ConocoPhillips Co., 4.7%, 1/15/30	500,000	501,639
PHARMACEUTICALS—2.1%
AstraZeneca Finance LLC, 4.85%, 2/26/29	500,000	505,160
Johnson & Johnson, 4.8%, 6/1/29	500,000	508,838
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—22.4% (CONT.)
PHARMACEUTICALS—2.1% (CONT.)
Novartis Capital Corp., 3.8%, 9/18/29	500,000	$ 490,854

		1,504,852
RESTAURANTS—0.7%
McDonald's Corp., 4.8%, 8/14/28	500,000	503,432
SEMICONDUCTORS—0.7%
NVIDIA Corp., 4.35%, 6/15/29	500,000	498,562
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.7%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	501,790
SPECIALTY CHEMICALS—0.7%
Ecolab, Inc., 5.25%, 1/15/28	500,000	506,398
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.7%
Apple, Inc., 4.2%, 5/12/30	500,000	499,186
TRANSACTION & PAYMENT PROCESSING SERVICES—0.7%
Mastercard, Inc., 4.35%, 1/15/32	500,000	492,775
WIRELESS TELECOMMUNICATION SERVICES—1.4%
T-Mobile USA, Inc., 4.2%, 10/1/29	500,000	493,951
T-Mobile USA, Inc., 5.125%, 5/15/32	500,000	505,340

		999,291
TOTAL CORPORATE BONDS (Cost $16,009,962)		15,993,469
U.S. GOVERNMENT BONDS—2.9%
U.S. Treasury Note, 3.5%, 9/30/26	550,000	549,540
U.S. Treasury Note, 4.125%, 10/31/29	500,000	499,258
U.S. Treasury Note, 4.625%, 2/15/35	500,000	507,988
U.S. Treasury Note, 4.25%, 8/15/35	500,000	493,691
TOTAL U.S. GOVERNMENT BONDS (Cost $2,067,775)		2,050,477
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.52%(a)	69,814	$ 69,814
(Cost $69,814)		69,814

Total Investments (Cost $32,245,329)	99.5%	$70,894,048
Unaffiliated Securities (Cost $32,245,329)		70,894,048
Other Assets in Excess of Liabilities	0.5%	355,869
NET ASSETS	100.0%	$71,249,917

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of June 30, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2026  (Unaudited)

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)*# see accompanying schedules of investments (Including securities loaned at value $5,217,115)	$810,706,386	$473,561,046
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	7,085,333	31,888,262
Receivable for investment securities sold	3,217,748	18,934,937
Receivable for shares of beneficial interest sold	56,044	184,927
Dividends and interest receivable	163,436	50,317
Prepaid expenses	12,360	7,008
Total Assets	821,241,307	524,626,497
LIABILITIES:
Payable for investment securities purchased	1,395,842	3,096,215
Payable for shares of beneficial interest redeemed	1,324,918	379,645
Payable for interfund loans	1,307,164	2,125,266
Collateral on securities loaned, at value — Note 5	—	5,235,570
Bank overdraft	292,746	9,084,663
Accrued investment advisory fees	571,224	287,984
Accrued distribution fees — Note 3	13,235	—
Accrued shareholder administrative fees	7,052	4,293
Accrued administrative fees	19,393	11,804
Accrued printing fees	67,765	32,451
Accrued professional fees	62,101	47,675
Accrued fund accounting fees	19,308	13,475
Accrued transfer agent fees	16,719	9,635
Accrued custodian fees	6,740	2,711
Accrued trustee fees	1,979	1,139
Accrued other expenses	1,286	1,832
Total Liabilities	5,107,472	20,334,358
NET ASSETS	$816,133,835	$504,292,139
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	295,223,559	191,740,132
Distributable earnings	520,910,276	312,552,007
NET ASSETS	$816,133,835	$504,292,139
* Identified cost on unaffiliated securities	$348,707,284 (a)	$239,930,108 (b)
** Identified cost on affiliated securities	$7,177,297 (a)	$18,533,744 (b)
# Includes collateral received on securities loaned	$—	$5,235,570

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2026  (Unaudited) (Continued)

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$754,244,160	$504,292,139
Class S	$61,889,675	$—
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I-2	5,165,036	3,932,263
Class S	492,430	—
NET ASSET VALUE PER SHARE:
Class I-2	$146.03	$128.24
Class S	$125.68	$—

(a)
At June 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$366,761,679, amounted to $451,030,040, which consisted of aggregate gross unrealized appreciation of
$467,540,807, and aggregate gross unrealized depreciation of $16,510,767.

(b)
At June 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$259,158,998, amounted to $246,290,310, which consisted of aggregate gross unrealized appreciation of
$251,492,338, and aggregate gross unrealized depreciation of $5,202,028.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2026  (Unaudited) (Continued)

	Alger Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$51,372,972	$169,238,930
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	—	763,065
Foreign cash †	—	10,285
Receivable for investment securities sold	30,861	1,809,983
Receivable for shares of beneficial interest sold	7,804	10,051
Dividends and interest receivable	31,392	24,291
Prepaid expenses	820	2,693
Total Assets	51,443,849	171,859,298
LIABILITIES:
Payable for investment securities purchased	—	4,511,471
Payable for shares of beneficial interest redeemed	92,991	245,971
Bank overdraft	7,231	—
Accrued investment advisory fees	22,228	106,815
Accrued shareholder administrative fees	445	1,406
Accrued administrative fees	1,224	3,865
Accrued printing fees	3,575	16,057
Accrued professional fees	26,793	34,923
Accrued fund accounting fees	5,996	8,959
Accrued transfer agent fees	1,127	4,144
Accrued custodian fees	307	2,030
Accrued trustee fees	125	421
Accrued other expenses	1,957	697
Total Liabilities	163,999	4,936,759
NET ASSETS	$51,279,850	$166,922,539
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	9,875,410	126,026,976
Distributable earnings	41,404,440	40,895,563
NET ASSETS	$51,279,850	$166,922,539
* Identified cost on unaffiliated securities	$12,719,458 (c)	$124,250,969 (d)
** Identified cost on affiliated securities	$—	$772,969 (d)
† Cost of foreign cash	$—	$10,265

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2026  (Unaudited) (Continued)

	Alger Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$51,279,850	$166,922,539
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I-2	1,276,909	6,338,167
NET ASSET VALUE PER SHARE:
Class I-2	$40.16	$26.34

(c)
At June 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$12,737,552, amounted to $38,635,420, which consisted of aggregate gross unrealized appreciation of $39,007,441, and aggregate gross unrealized depreciation of $372,021.

(d)
At June 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$127,569,492, amounted to $42,432,503, which consisted of aggregate gross unrealized appreciation of $49,523,674, and aggregate gross unrealized depreciation of $7,091,171.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2026  (Unaudited) (Continued)

	Alger Small Cap Growth Portfolio	Alger Balanced Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$164,675,629	$70,894,048
Cash	60	41
Receivable for investment securities sold	—	73,638
Receivable for shares of beneficial interest sold	16,417	154,089
Dividends and interest receivable	22,364	232,185
Prepaid expenses	2,366	1,139
Total Assets	164,716,836	71,355,140
LIABILITIES:
Payable for shares of beneficial interest redeemed	444,910	6,027
Accrued investment advisory fees	109,475	43,789
Accrued shareholder administrative fees	1,352	617
Accrued administrative fees	3,717	1,696
Accrued printing fees	2,527	6,734
Accrued professional fees	36,497	28,627
Accrued fund accounting fees	8,011	6,754
Accrued transfer agent fees	3,662	1,646
Accrued custodian fees	1,499	1,816
Accrued trustee fees	401	173
Accrued other expenses	2,549	7,344
Total Liabilities	614,600	105,223
NET ASSETS	$164,102,236	$71,249,917
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	92,574,737	29,849,794
Distributable earnings	71,527,499	41,400,123
NET ASSETS	$164,102,236	$71,249,917
* Identified cost on unaffiliated securities	$98,727,959 (e)	$32,245,329 (f)

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2026  (Unaudited) (Continued)

	Alger Small Cap Growth Portfolio	Alger Balanced Portfolio
NET ASSETS BY CLASS:
Class I-2	$164,102,236	$71,249,917
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I-2	7,423,060	2,853,558
NET ASSET VALUE PER SHARE:
Class I-2	$22.11	$24.97

(e)
At June 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$99,622,404, amounted to $65,053,225, which consisted of aggregate gross unrealized appreciation of $75,125,167, and aggregate gross unrealized depreciation of $10,071,942.

(f)
At June 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$32,247,715, amounted to $38,646,333, which consisted of aggregate gross unrealized appreciation of $39,144,227, and aggregate gross unrealized depreciation of $497,894.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the six months ended June 30, 2026 (Unaudited)

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$1,215,018	$455,638
Interest	99,386	69,584
Total Income	1,314,404	525,222
EXPENSES:
Investment advisory fees — Note 3	3,003,269	1,544,611
Distribution fees Class S — Note 3	68,901	—
Shareholder administrative fees — Note 3	37,077	21,755
Administration fees — Note 3	101,963	59,827
Fund accounting fees	55,731	35,414
Professional fees	44,833	34,494
Interest expense — Note 3	33,701	121,372
Transfer agent fees	31,813	18,480
Printing fees	26,261	19,324
Trustee fees — Note 3	22,469	13,029
Registration fees	20,456	12,738
Custodian fees	12,155	5,846
Other expenses	18,427	10,028
Total Expenses	3,477,056	1,896,918
Less, expense reimbursements/waivers — Note 3	—	(84,440)
Net Expenses	3,477,056	1,812,478
NET INVESTMENT (LOSS)	(2,162,652)	(1,287,256)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	71,442,123	42,814,247
Net realized gain (loss) on foreign currency transactions	985	(629)
Net realized gain on investments and foreign currency	71,443,108	42,813,618
Net change in unrealized appreciation on unaffiliated investments	27,046,049	53,752,087
Net change in unrealized appreciation (depreciation) on affiliated investments	(91,964)	4,548,616
Net change in unrealized (depreciation) on foreign currency	(916)	(692)
Net change in unrealized appreciation on investments and foreign currency	26,953,169	58,300,011
Net realized and unrealized gain on investments and foreign currency	98,396,277	101,113,629
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,233,625	$99,826,373
* Foreign withholding taxes	$41,543	$11,175
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the six months ended June 30, 2026 (Unaudited) (Continued)

	Alger Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$355,106	$13,987
Interest	604	41,523
Total Income	355,710	55,510
EXPENSES:
Investment advisory fees — Note 3	120,608	577,342
Shareholder administrative fees — Note 3	2,412	7,597
Administration fees — Note 3	6,634	20,891
Fund accounting fees	12,094	18,869
Professional fees	16,875	22,645
Interest expense — Note 3	611	241
Transfer agent fees	1,974	6,738
Printing fees	2,218	10,005
Trustee fees — Note 3	1,447	4,669
Registration fees	5,550	7,964
Custodian fees	808	6,065
Other expenses	3,040	6,475
Total Expenses	174,271	689,501
NET INVESTMENT INCOME (LOSS)	181,439	(633,991)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	2,197,157	6,700,560
Net realized gain (loss) on foreign currency transactions	43	(281)
Net realized gain on investments and foreign currency	2,197,200	6,700,279
Net change in unrealized appreciation on unaffiliated investments	4,371,078	9,920,960
Net change in unrealized (depreciation) on affiliated investments	—	(9,904)
Net change in unrealized appreciation (depreciation) on foreign currency	(10)	59
Net change in unrealized appreciation on investments and foreign currency	4,371,068	9,911,115
Net realized and unrealized gain on investments and foreign currency	6,568,268	16,611,394
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,749,707	$15,977,403
* Foreign withholding taxes	$6,633	$4,821
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the six months ended June 30, 2026 (Unaudited) (Continued)

	Alger Small Cap Growth Portfolio	Alger Balanced Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$118,694	$358,039
Interest	60,964	390,073
Total Income	179,658	748,112
EXPENSES:
Investment advisory fees — Note 3	581,999	237,919
Shareholder administrative fees — Note 3	7,185	3,351
Administration fees — Note 3	19,759	9,215
Fund accounting fees	18,206	13,371
Professional fees	23,722	18,032
Interest expense — Note 3	—	2
Transfer agent fees	6,403	2,710
Printing fees	12,117	5,127
Trustee fees — Note 3	4,428	2,007
Registration fees	7,263	5,800
Custodian fees	2,726	3,337
Other expenses	5,642	8,696
Total Expenses	689,450	309,567
NET INVESTMENT INCOME (LOSS)	(509,792)	438,545
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	7,219,299	1,853,131
Net realized gain on foreign currency transactions	2,035	59
Net realized gain on investments and foreign currency	7,221,334	1,853,190
Net change in unrealized appreciation on unaffiliated investments	19,259,021	4,616,845
Net change in unrealized (depreciation) on foreign currency	—	(10)
Net change in unrealized appreciation on investments and foreign currency	19,259,021	4,616,835
Net realized and unrealized gain on investments and foreign currency	26,480,355	6,470,025
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,970,563	$6,908,570
* Foreign withholding taxes	$—	$7,198
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited)

	Alger Capital Appreciation Portfolio
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Net investment (loss)	$(2,162,652)	$(4,543,955)
Net realized gain on investments and foreign currency	71,443,108	91,369,864
Net change in unrealized appreciation on investments and foreign currency	26,953,169	105,046,004
Net increase in net assets resulting from operations	96,233,625	191,871,913
Dividends and distributions to shareholders:
Class I-2	—	(111,806,220)
Class S	—	(9,886,645)
Total dividends and distributions to shareholders	—	(121,692,865)
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	(40,030,332)	39,065,856
Class S	(498,527)	1,750,061
Net increase (decrease) from shares of beneficial interest transactions — Note 7	(40,528,859)	40,815,917
Total increase	55,704,766	110,994,965
Net Assets:
Beginning of period	760,429,069	649,434,104
END OF PERIOD	$816,133,835	$760,429,069
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Large Cap Growth Portfolio
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Net investment (loss)	$(1,287,256)	$(2,277,236)
Net realized gain on investments and foreign currency	42,813,618	84,840,215
Net change in unrealized appreciation on investments and foreign currency	58,300,009	22,354,791
Net increase in net assets resulting from operations	99,826,371	104,917,770
Dividends and distributions to shareholders:
Class I-2	—	(46,852,471)
Total dividends and distributions to shareholders	—	(46,852,471)
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	(26,969,911)	1,970,297
Net increase (decrease) from shares of beneficial interest transactions — Note 7	(26,969,911)	1,970,297
Total increase	72,856,460	60,035,596
Net Assets:
Beginning of period	431,435,679	371,400,083
END OF PERIOD	$504,292,139	$431,435,679
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Growth & Income Portfolio
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Net investment income	$181,439	$436,857
Net realized gain on investments and foreign currency	2,197,200	2,744,103
Net change in unrealized appreciation on investments and foreign currency	4,371,068	5,146,306
Net increase in net assets resulting from operations	6,749,707	8,327,266
Dividends and distributions to shareholders:
Class I-2	(152,472)	(5,945,142)
Total dividends and distributions to shareholders	(152,472)	(5,945,142)
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	(2,717,951)	2,496,237
Net increase (decrease) from shares of beneficial interest transactions — Note 7	(2,717,951)	2,496,237
Total increase	3,879,284	4,878,361
Net Assets:
Beginning of period	47,400,566	42,522,205
END OF PERIOD	$51,279,850	$47,400,566
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Growth Portfolio
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Net investment (loss)	$(633,991)	$(969,616)
Net realized gain on investments and foreign currency	6,700,279	24,113,478
Net change in unrealized appreciation on investments and foreign currency	9,911,115	43,592
Net increase in net assets resulting from operations	15,977,403	23,187,454
Dividends and distributions to shareholders:
Class I-2	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class I-2	(5,194,648)	(14,745,342)
Net decrease from shares of beneficial interest transactions — Note 7	(5,194,648)	(14,745,342)
Total increase	10,782,755	8,442,112
Net Assets:
Beginning of period	156,139,784	147,697,672
END OF PERIOD	$166,922,539	$156,139,784
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Small Cap Growth Portfolio
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Net investment (loss)	$(509,792)	$(787,613)
Net realized gain on investments and foreign currency	7,221,334	2,905,494
Net change in unrealized appreciation on investments and foreign currency	19,259,021	5,773,696
Net increase in net assets resulting from operations	25,970,563	7,891,577
Dividends and distributions to shareholders:
Class I-2 Income	—	(1,076,450)
Return of capital	—	(615,590)
Total dividends and distributions to shareholders	—	(1,692,040)
Decrease from shares of beneficial interest transactions:
Class I-2	(6,974,994)	(11,301,305)
Net decrease from shares of beneficial interest transactions — Note 7	(6,974,994)	(11,301,305)
Total increase (decrease)	18,995,569	(5,101,768)
Net Assets:
Beginning of period	145,106,667	150,208,435
END OF PERIOD	$164,102,236	$145,106,667
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Balanced Portfolio
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Net investment income	$438,545	$926,924
Net realized gain on investments and foreign currency	1,853,190	3,864,045
Net change in unrealized appreciation on investments and foreign currency	4,616,835	4,700,568
Net increase in net assets resulting from operations	6,908,570	9,491,537
Dividends and distributions to shareholders:
Class I-2	—	(7,961,026)
Total dividends and distributions to shareholders	—	(7,961,026)
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	(1,194,718)	2,720,256
Net increase (decrease) from shares of beneficial interest transactions — Note 7	(1,194,718)	2,720,256
Total increase	5,713,852	4,250,767
Net Assets:
Beginning of period	65,536,065	61,285,298
END OF PERIOD	$71,249,917	$65,536,065
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Portfolio	Class I-2
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Net asset value, beginning of period	$128.85	$115.87	$78.22	$54.65	$94.33	$99.96
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.37)	(0.84)	(0.42)	(0.16)	(0.08)	(0.52)
Net realized and unrealized gain (loss) on investments	17.55	38.02	38.07	23.73	(34.22)	19.51
Total from investment operations	17.18	37.18	37.65	23.57	(34.30)	18.99
Distributions from net realized gains	—	(24.20)	—	—	(5.38)	(24.62)
Net asset value, end of period	$146.03	$128.85	$115.87	$78.22	$54.65	$94.33
Total return(c)	13.33%	32.87%	48.13%	43.13%	(36.52) %	19.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$754,244	$705,117	$600,471	$392,988	$317,119	$584,908
Ratio of net expenses to average net assets	0.92%	0.94%	0.93%	0.95%	0.94%	0.91%
Ratio of net investment loss to average net assets	(0.56) %	(0.65) %	(0.43) %	(0.24) %	(0.11) %	(0.47) %
Portfolio turnover rate	36.87%	75.67%	66.83%(d)	79.29%	107.04%	89.50%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Portfolio	Class S
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Net asset value, beginning of period	$111.03	$102.73	$69.52	$48.69	$85.16	$92.49
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.45)	(1.02)	(0.59)	(0.29)	(0.23)	(0.73)
Net realized and unrealized gain (loss) on investments	15.10	33.52	33.80	21.12	(30.86)	18.02
Total from investment operations	14.65	32.50	33.21	20.83	(31.09)	17.29
Distributions from net realized gains	—	(24.20)	—	—	(5.38)	(24.62)
Net asset value, end of period	$125.68	$111.03	$102.73	$69.52	$48.69	$85.16
Total return(c)	13.19%	32.51%	47.77%	42.78%	(36.69) %	18.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$61,890	$55,312	$48,963	$42,127	$36,445	$61,345
Ratio of net expenses to average net assets	1.17%	1.19%	1.19%	1.20%	1.19%	1.16%
Ratio of net investment loss to average net assets	(0.81) %	(0.90) %	(0.69) %	(0.49) %	(0.36) %	(0.72) %
Portfolio turnover rate	36.87%	75.67%	66.83%(d)	79.29%	107.04%	89.50%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Large Cap Growth Portfolio	Class I-2
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022(b)	Year Ended 12/31/2021
Net asset value, beginning of period	$103.17	$89.20	$62.42	$47.05	$81.08	$93.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(c)	(0.32)	(0.58)	(0.22)	(0.13)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	25.39	27.05	27.00	15.50	(31.11)	11.07
Total from investment operations	25.07	26.47	26.78	15.37	(31.25)	10.97
Distributions from net realized gains	—	(12.50)	—	—	(2.78)	(23.30)
Net asset value, end of period	$128.24	$103.17	$89.20	$62.42	$47.05	$81.08
Total return(d)	24.33%	30.27%	42.89%	32.67%	(38.65) %	11.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$504,292	$431,436	$371,400	$294,334	$241,356	$420,951
Ratio of gross expenses to average net assets(e)	0.87%	0.85%	0.84%	0.87%	0.87%	0.82%
Ratio of expense reimbursements to average net assets	(0.04) %	(0.04) %	(0.03) %	(0.03) %	(0.03) %	(0.02) %
Ratio of net expenses to average net assets	0.83%	0.81%	0.81%	0.84%	0.84%	0.80%
Ratio of net investment loss to average net assets	(0.59) %	(0.58) %	(0.29) %	(0.24) %	(0.24) %	(0.10) %
Portfolio turnover rate	48.76%	91.00%	68.97%	103.22%	78.40%	69.92%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(c)	Amount was computed based on average shares outstanding during the period.
(d)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(e)	Ratio of gross expenses to average net assets does not reflect acquired fund fees and expenses.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Portfolio	Class I-2
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Net asset value, beginning of period	$35.12	$33.31	$27.41	$23.11	$29.53	$24.34
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.35	0.35	0.37	0.38	0.35
Net realized and unrealized gain (loss) on investments	5.02	6.43	5.84	5.11	(4.78)	7.29
Total from investment operations	5.16	6.78	6.19	5.48	(4.40)	7.64
Dividends from net investment income	(0.12)	(0.56)	(0.18)	(0.36)	(0.37)	(0.32)
Distributions from net realized gains	—	(4.41)	(0.11)	(0.82)	(1.65)	(2.13)
Net asset value, end of period	$40.16	$35.12	$33.31	$27.41	$23.11	$29.53
Total return(c)	14.72%	20.82%	22.66%	23.93%	(14.98) %	31.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$51,280	$47,401	$42,522	$37,821	$32,577	$41,056
Ratio of net expenses to average net assets	0.72%	0.76%	0.85%	0.93%	0.93%	0.86%
Ratio of net investment income to average net assets	0.75%	1.01%	1.14%	1.46%	1.47%	1.25%
Portfolio turnover rate	1.76%	2.11%	3.34%	2.81%	3.65%	5.19%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Portfolio	Class I-2
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022(b)	Year Ended 12/31/2021
Net asset value, beginning of period	$23.82	$20.40	$16.85	$13.68	$22.18	$33.25
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(c)	(0.10)	(0.14)	(0.07)	(0.05)	(0.05)	(0.17)
Net realized and unrealized gain (loss) on investments	2.62	3.56	3.62	3.22	(7.94)	1.33
Total from investment operations	2.52	3.42	3.55	3.17	(7.99)	1.16
Distributions from net realized gains	—	—	—	—	(0.51)	(12.23)
Net asset value, end of period	$26.34	$23.82	$20.40	$16.85	$13.68	$22.18
Total return(d)	10.54%	16.77%	21.07%	23.17%	(36.07) %	4.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$166,923	$156,140	$147,698	$133,905	$117,234	$190,131
Ratio of gross expenses to average net assets(e)	0.91%	0.92%	0.94%	0.98%	0.97%	0.92%
Ratio of expense reimbursements to average net assets	—	(0.02) %	(0.03) %	(0.02) %	(0.02) %	(0.02) %
Ratio of net expenses to average net assets	0.91%	0.90%	0.91%	0.96%	0.95%	0.90%
Ratio of net investment loss to average net assets	(0.83) %	(0.64) %	(0.35) %	(0.34) %	(0.31) %	(0.50) %
Portfolio turnover rate	47.53%	87.86%	61.95%	71.82%	156.64%	194.35%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(c)	Amount was computed based on average shares outstanding during the period.
(d)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(e)	Ratio of gross expenses to average net assets does not reflect acquired fund fees and expenses.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Portfolio	Class I-2
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Net asset value, beginning of period	$18.64	$17.81	$16.53	$14.19	$27.88	$44.78
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.10)	(0.13)	(0.09)	(0.13)	(0.38)
Net realized and unrealized gain (loss) on investments	3.54	1.15	1.48	2.43	(10.38)	(2.65)
Total from investment operations	3.47	1.05	1.35	2.34	(10.51)	(3.03)
Dividends from net investment income	—	—	(0.07)	—	—	—
Distributions from net realized gains	—	(0.14)	—	—	(3.18)	(13.87)
Return of capital	—	(0.08)	—	—	—	—
Net asset value, end of period	$22.11	$18.64	$17.81	$16.53	$14.19	$27.88
Total return(c)	18.62%	5.91%	8.13%	16.49%	(38.01) %	(6.06) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$164,102	$145,107	$150,208	$158,925	$149,271	$261,268
Ratio of net expenses to average net assets	0.96%	0.97%	1.00%	1.02%	1.00%	0.95%
Ratio of net investment loss to average net assets	(0.71) %	(0.57) %	(0.73) %	(0.61) %	(0.63) %	(0.85) %
Portfolio turnover rate	8.88%	40.64%	51.26%	34.48%	12.97%	34.38%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Balanced Portfolio	Class I-2
	Six Months Ended 6/30/2026(a)	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021
Net asset value, beginning of period	$22.56	$22.12	$18.93	$16.40	$19.59	$17.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.35	0.28	0.26	0.20	0.16
Net realized and unrealized gain (loss) on investments	2.26	3.18	2.95	2.59	(2.41)	3.09
Total from investment operations	2.41	3.53	3.23	2.85	(2.21)	3.25
Dividends from net investment income	—	(0.67)	—	(0.26)	(0.21)	(0.16)
Distributions from net realized gains	—	(2.42)	(0.04)	(0.06)	(0.77)	(0.55)
Net asset value, end of period	$24.97	$22.56	$22.12	$18.93	$16.40	$19.59
Total return(c)	10.68%	16.15%	17.07%	17.43%	(11.31) %	19.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$71,250	$65,536	$61,285	$55,996	$51,917	$62,321
Ratio of net expenses to average net assets	0.92%	0.94%	1.03%	1.07%	1.04%	1.09%
Ratio of net investment income to average net assets	1.31%	1.49%	1.33%	1.46%	1.14%	0.88%
Portfolio turnover rate	5.05%	10.47%	12.82%	6.05%	9.47%	11.10%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios” and individually a "Portfolio"). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Effective April 30, 2021, the Board of Trustees of the Fund (the “Board”) authorized a partial closing of the Portfolio’s Class S shares. Existing investors that hold Class S shares who had an open account with the Portfolio on April 30, 2021 may continue to invest in additional Class S shares of the Portfolio through exchanges, dividend reinvestment and additional purchases as provided in the Portfolio’s prospectus. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.
After the close of business on June 3, 2022, Class S shares of the Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio were converted into Class I-2 shares with the same relative aggregate net asset value as the Class S shares held immediately prior to the conversion. Upon completion of the conversion, Class S shares of the Portfolios were no longer offered.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the Board. Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, Fred Alger Management, LLC, the Portfolios' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board, at least quarterly. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.
Securities in which the Portfolios invest may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Portfolio's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Portfolios' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on each valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Lending of  Fund Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

not at any time exceed one third of a Portfolio’s total assets including borrowings, as defined in its prospectuses. The Portfolios may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with Bank of New York (the "Custodian"), in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolios. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolios on the ex-dividend date. The Portfolios declare and pay dividends from net investment income, if available, annually except that Alger Growth & Income Portfolio declares and pays such dividends quarterly. With respect to all Portfolios, distributions from net realized gains, offset by any loss carryforward, are declared and paid annually. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses. The reclassifications are done annually at year-end and have no impact on the net asset values of the Portfolios and are designed to present each Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes and Disclosures: It is each Portfolio’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolios maintain such compliance, no U.S. federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolios to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolios file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolios' tax returns remains open for the tax years 2022-2025, as applicable. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
The Portfolios adhere to FASB Accounting Standards Update 2023-09 ("ASU 2023-09"), Improvements to Income Tax Disclosures. The purpose of ASU 2023-09 is to enhance income tax disclosures by categorizing and disclosing income tax rates and income taxes paid. Alger Management has evaluated the amendment's impact to the Funds' financial statements and determined no disclosure is required.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Segment Reporting: The Portfolios adhere to FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Fund acts as the Portfolios' CODM. Each Portfolio represents a single operating segment. The CODM monitors the operating results of each Portfolio, including each Portfolio's portfolio composition, total return, expense ratio, and changes in net assets. Each Portfolio's long-term strategic asset allocation is determined in accordance with the terms of each Portfolio's prospectus, based on a defined investment strategy which is executed by the Investment Manager.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited financial statements reflect all adjustments that are, in the opinion of Alger Management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following actual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended June 30, 2026, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Portfolio(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.81%
Alger Large Cap Growth Portfolio(b),(c)	0.71%	0.60%	— %	— %	— %	0.71%
Alger Growth & Income Portfolio(d)	0.50%	— %	— %	— %	— %	0.50%
Alger Mid Cap Growth Portfolio(c)	0.76%	0.70%	— %	— %	— %	0.76%
Alger Small Cap Growth Portfolio(c)	0.81%	0.75%	— %	— %	— %	0.81%
Alger Balanced Portfolio(c)	0.71%	0.55%	— %	— %	— %	0.71%

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b)
Alger Management has agreed to waive fees owed to it by, or to reimburse expenses of, the Portfolio in an amount corresponding to the management fee borne by the Portfolio as an investor in any underlying Alger Management-
sponsored fund. This agreement will remain in effect for the life of any investment by the Portfolio in any Alger
Management-sponsored fund. For the six months ended June 30, 2026, Alger Management waived $84,440 or 0.04%
pursuant to this agreement.

(c)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(d)	Tier 1 rate is paid on all assets.
(b) Administration Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Portfolio at the annual rate of 0.0275%.
(c) Distribution Fees: Alger Capital Appreciation Portfolio adopted a Distribution

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Plan pursuant to which Class S shares of the Portfolio pay Fred Alger & Company, LLC, the Portfolio’s distributor and an affiliate of Alger Management (the “Distributor” or “Alger LLC”), a fee at the annual rate of 0.25% of the average daily net assets of the Class S shares of the Alger Capital Appreciation Portfolio to compensate Alger LLC for its activities and expenses incurred in distributing the Class S shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Brokerage Commissions: During the six months ended June 30, 2026, Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio paid Alger LLC $20,554, $72,651, $21,132 and $3,116, respectively, in connection with securities transactions. For the six months ended June 30, 2026, there were no brokerage commissions paid by Alger Growth & Income Portfolio and Alger Balanced Portfolio to Alger LLC.
(e) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolios compensate Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(f) Trustee Fees: Effective January 1, 2026, each trustee who is not an “interested person” of the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $183,000 per annum, paid pro rata based on the net assets of each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Fund, The Alger Funds, The Alger Funds II, The Alger Institutional Funds, Alger Global Equity Fund, The Alger ETF Trust, and Alger Next Gen Growth Fund, each of which is a registered investment company managed by Alger Management. The Alger Next Gen Growth Fund has not commenced operations and, accordingly, has not paid any trustee fees. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $27,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Certain Independent Trustees who are members of the Nominating and Governance Committee receive $5,000 per annum, paid pro rata based on net assets of each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(g) Interfund Trades: The Portfolios may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Redwood Investments, LLC, an affiliate of Alger Management.  For the six months ended June 30, 2026, there were no interfund trades.
(h) Interfund Loans: The Portfolios, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolios may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If a Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Portfolios. As of June 30, 2026, Alger Capital Appreciation Portfolio and Alger Large Cap Growth Portfolio had interfund loans outstanding of $1,307,164 and $2,125,266, including interest, respectively, from Alger Growth & Income Fund, an affiliated fund, at a rate of 4.58%, which were payable July 1, 2026.
For the six months ended June 30, 2026, Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, and Alger Growth & Income Portfolio incurred interfund loan interest expense of $13,640, $19,166 and $221, respectively, which is included as interest expense in the accompanying Statements of Operations. Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio did not incur any interfund loan interest expense.
(i) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolios were held by Alger Management and its affiliated entities as of June 30, 2026.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Portfolio, other than U.S. Government securities and money market securities, for the six months ended June 30, 2026:

	PURCHASES	SALES
Alger Capital Appreciation Portfolio	$275,432,327	$320,279,722
Alger Large Cap Growth Portfolio	215,242,277	245,264,924
Alger Growth & Income Portfolio	859,803	3,204,178
Alger Mid Cap Growth Portfolio	72,271,147	78,893,960
Alger Small Cap Growth Portfolio	12,686,093	28,564,527
Alger Balanced Portfolio	3,381,239	3,893,451

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Securities Lending:

At June 30, 2026, the Alger Large Cap Growth Portfolio participated in securities lending with Bank of New York as the counterparty, having loaned securities with a value of $5,217,115 and receiving cash collateral of $5,235,570.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlements of securities transactions.
The market value of any securities on loan, all of which are classified as equity securities in the Portfolios' Schedules of Investments, and the value of any related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of June 30, 2026, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, Bank of New York, if any, is disclosed in the Schedules of Investments.
NOTE 6 — Borrowings:

The Portfolios may borrow from the Custodian on an uncommitted basis. Each Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at June 30, 2026, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Portfolios may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(h). For the six months ended June 30, 2026, the Portfolios had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Portfolio	$888,712	5.06%
Alger Large Cap Growth Portfolio	3,242,472	5.10
Alger Growth & Income Portfolio	21,374	5.55
Alger Mid Cap Growth Portfolio	6,623	5.63
Alger Small Cap Growth Portfolio	—	—
Alger Balanced Portfolio	781	5.62

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The highest amount borrowed by each Portfolio from the Custodian and other funds in the Alger Fund Complex during the six months ended June 30, 2026 was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Portfolio	$19,408,913
Alger Large Cap Growth Portfolio	21,699,006
Alger Growth & Income Portfolio	582,000
Alger Mid Cap Growth Portfolio	614,476
Alger Small Cap Growth Portfolio	—
Alger Balanced Portfolio	62,040
NOTE 7 — Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the six months ended June 30, 2026 and the year ended December 31, 2025, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED June 30, 2026		FOR THE YEAR ENDED December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Portfolio
Class I-2:
Shares sold	234,682	$30,596,286	671,237	$85,923,834
Dividends reinvested	—	—	898,478	111,590,920
Shares redeemed	(542,193)	(70,626,618)	(1,279,490)	(158,448,898)
Net (decrease) increase	(307,511)	$(40,030,332)	290,225	$39,065,856
Class S:
Shares sold	36,200	$4,180,407	37,931	$4,551,649
Dividends reinvested	—	—	92,373	9,886,645
Shares redeemed	(41,941)	(4,678,934)	(108,764)	(12,688,233)
Net (decrease) increase	(5,741)	$(498,527)	21,540	$1,750,061

	FOR THE SIX MONTHS ENDED June 30, 2026		FOR THE YEAR ENDED December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Large Cap Growth Portfolio
Class I-2:
Shares sold	172,879	$18,635,508	293,408	$30,081,420
Dividends reinvested	—	—	473,066	46,852,471
Shares redeemed	(422,472)	(45,605,419)	(748,285)	(74,963,594)
Net (decrease) increase	(249,593)	$(26,969,911)	18,189	$1,970,297

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED June 30, 2026		FOR THE YEAR ENDED December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Growth & Income Portfolio
Class I-2:
Shares sold	21,852	$806,202	55,691	$1,989,684
Dividends reinvested	4,174	152,471	172,671	5,945,142
Shares redeemed	(98,873)	(3,676,624)	(155,336)	(5,438,589)
Net (decrease) increase	(72,847)	$(2,717,951)	73,026	$2,496,237

	FOR THE SIX MONTHS ENDED June 30, 2026		FOR THE YEAR ENDED December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Portfolio
Class I-2:
Shares sold	213,114	$5,106,020	535,833	$11,814,096
Dividends reinvested	—	—	—	—
Shares redeemed	(431,214)	(10,300,668)	(1,220,224)	(26,559,438)
Net decrease	(218,100)	$(5,194,648)	(684,391)	$(14,745,342)

	FOR THE SIX MONTHS ENDED June 30, 2026		FOR THE YEAR ENDED December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Portfolio
Class I-2:
Shares sold	82,187	$1,534,409	333,421	$5,581,731
Dividends reinvested	—	—	92,366	1,688,441
Shares redeemed	(442,842)	(8,509,403)	(1,077,375)	(18,571,477)
Net decrease	(360,655)	$(6,974,994)	(651,588)	$(11,301,305)

	FOR THE SIX MONTHS ENDED June 30, 2026		FOR THE YEAR ENDED December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Balanced Portfolio
Class I-2:
Shares sold	80,944	$1,904,221	183,583	$4,224,967
Dividends reinvested	—	—	357,157	7,961,025
Shares redeemed	(132,658)	(3,098,939)	(406,190)	(9,465,736)
Net (decrease) increase	(51,714)	$(1,194,718)	134,550	$2,720,256

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 8 — Income Tax Information:

At December 31, 2025, the Alger Mid Cap Growth Portfolio, for U.S. federal income tax purposes, had capital loss carryforwards of $7,664,964. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and  may be applied against future net realized gains until its utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Portfolios accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2026 in valuing the Portfolios' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$109,700,163	$109,700,163	$—	$—
Consumer Discretionary	87,206,354	87,206,354	—	—
Energy	1,802,820	1,802,820	—	—
Financials	12,390,409	12,390,409	—	—
Health Care	68,090,038	68,090,038	—	—
Industrials	35,530,036	35,530,036	—	—
Information Technology	427,410,545	427,410,545	—	—
Materials	5,569,197	5,569,197	—	—
Utilities	14,793,241	14,793,241	—	—
TOTAL COMMON STOCKS	$762,492,803	$762,492,803	$—	$—
PREFERRED STOCKS
Industrials	9,275,276	—	—	9,275,276
Information Technology	19,541,970	—	—	19,541,970
TOTAL PREFERRED STOCKS	$28,817,246	$—	$—	$28,817,246
REAL ESTATE INVESTMENT TRUSTS
Real Estate	4,297,223	4,297,223	—	—
SPECIAL PURPOSE VEHICLES
Communication Services	15,099,114	—	—	15,099,114

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$7,085,333	$—	$—	$7,085,333
TOTAL SPECIAL PURPOSE VEHICLES	$22,184,447	$—	$—	$22,184,447
TOTAL INVESTMENTS IN SECURITIES	$817,791,719	$766,790,026	$—	$51,001,693

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$86,524,528	$86,524,528	$—	$—
Consumer Discretionary	27,587,285	27,587,285	—	—
Financials	4,030,315	4,030,315	—	—
Health Care	53,559,553	53,559,553	—	—
Industrials	24,609,333	24,609,333	—	—
Information Technology	245,381,215	245,381,215	—	—
Utilities	8,960,807	8,960,807	—	—
TOTAL COMMON STOCKS	$450,653,036	$450,653,036	$—	$—
EXCHANGE TRADED FUNDS	14,629,047	14,629,047	—	—
MUTUAL FUNDS	13,175,549	13,175,549	—	—
PREFERRED STOCKS
Information Technology	13,393,876	—	—	13,393,876
SPECIAL PURPOSE VEHICLES
Communication Services	4,278,564	—	—	4,278,564
Information Technology	4,083,666	—	—	4,083,666
TOTAL SPECIAL PURPOSE VEHICLES	$8,362,230	$—	$—	$8,362,230
SHORT-TERM INVESTMENTS
Money Market Funds	5,235,570	5,235,570	—	—
TOTAL INVESTMENTS IN SECURITIES	$505,449,308	$483,693,202	$—	$21,756,106

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,883,991	$5,883,991	$—	$—
Consumer Discretionary	3,457,526	3,457,526	—	—
Consumer Staples	2,728,818	2,728,818	—	—
Energy	1,914,795	1,914,795	—	—
Financials	6,522,639	6,522,639	—	—
Health Care	4,984,744	4,984,744	—	—
Industrials	2,768,088	2,768,088	—	—
Information Technology	19,520,886	19,520,886	—	—
Materials	1,079,027	1,079,027	—	—
Utilities	735,513	735,513	—	—
TOTAL COMMON STOCKS	$49,596,027	$49,596,027	$—	$—
MASTER LIMITED PARTNERSHIPS
Energy	174,317	174,317	—	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUSTS
Real Estate	$1,602,628	$1,602,628	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$51,372,972	$51,372,972	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,138,078	$6,138,078	$—	$—
Consumer Discretionary	17,831,906	17,831,906	—	—
Consumer Staples	2,962,130	2,962,130	—	—
Financials	15,414,598	15,414,598	—	—
Health Care	22,018,688	22,018,688	—	—
Industrials	38,903,789	38,903,789	—	—
Information Technology	44,942,135	44,942,135	—	—
Materials	2,774,504	2,774,504	—	—
Real Estate	1,503,410	1,503,410	—	—
Utilities	5,569,941	5,569,941	—	—
TOTAL COMMON STOCKS	$158,059,179	$158,059,179	$—	$—
PREFERRED STOCKS
Industrials	697,460	—	—	697,460
Information Technology	1,248,256	—	—	1,248,256
TOTAL PREFERRED STOCKS	$1,945,716	$—	$—	$1,945,716
REAL ESTATE INVESTMENT TRUSTS
Real Estate	2,243,024	2,243,024	—	—
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLES
Communication Services	1,430,894	—	—	1,430,894
Information Technology	763,065	—	—	763,065
TOTAL SPECIAL PURPOSE VEHICLES	$2,193,959	$—	$—	$2,193,959
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	5,560,117	5,560,117	—	—
TOTAL INVESTMENTS IN SECURITIES	$170,001,995	$165,862,320	$—	$4,139,675

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$620,548	$620,548	$—	$—
Consumer Discretionary	12,823,000	12,823,000	—	—
Consumer Staples	2,631,677	2,631,677	—	—
Energy	4,296,332	4,296,332	—	—
Financials	3,319,163	3,319,163	—	—
Health Care	54,208,165	54,137,938	—	70,227
Industrials	36,960,829	36,960,829	—	—
Information Technology	32,923,929	32,923,929	—	—
Materials	1,976,943	1,976,943	—	—
Utilities	778,162	778,162	—	—
TOTAL COMMON STOCKS	$150,538,748	$150,468,521	$—	$70,227
PREFERRED STOCKS
Health Care	230,913	—	—	230,913
Information Technology	1,404,724	—	—	1,404,724
TOTAL PREFERRED STOCKS	$1,635,637	$—	$—	$1,635,637
RIGHTS
Health Care	59,111 [1]	—	—	59,111 [1]
SPECIAL PURPOSE VEHICLES
Communication Services	1,862,836	—	—	1,862,836
SHORT-TERM INVESTMENTS
Money Market Funds	10,579,297	10,579,297	—	—
TOTAL INVESTMENTS IN SECURITIES	$164,675,629	$161,047,818	$—	$3,627,811

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,062,689	$6,062,689	$—	$—
Consumer Discretionary	3,543,274	3,543,274	—	—
Consumer Staples	2,783,649	2,783,649	—	—
Energy	1,957,247	1,957,247	—	—
Financials	6,702,240	6,702,240	—	—
Health Care	5,117,698	5,117,698	—	—
Industrials	2,834,269	2,834,269	—	—
Information Technology	20,113,795	20,113,795	—	—
Materials	1,094,525	1,094,525	—	—
Utilities	744,510	744,510	—	—
TOTAL COMMON STOCKS	$50,953,896	$50,953,896	$—	$—
CORPORATE BONDS
Communication Services	999,291	—	999,291	—
Consumer Discretionary	1,496,006	—	1,496,006	—
Consumer Staples	1,003,019	—	1,003,019	—
Energy	501,639	—	501,639	—
Financials	2,004,233	—	2,004,233	—
Health Care	3,505,976	—	3,505,976	—
Industrials	1,504,197	—	1,504,197	—
Information Technology	1,493,859	—	1,493,859	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$506,398	$—	$506,398	$—
Real Estate	988,497	—	988,497	—
Utilities	1,990,354	—	1,990,354	—
TOTAL CORPORATE BONDS	$15,993,469	$—	$15,993,469	$—
MASTER LIMITED PARTNERSHIPS
Energy	177,243	177,243	—	—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	1,649,149	1,649,149	—	—
U.S. GOVERNMENT BONDS	2,050,477	—	2,050,477	—
SHORT-TERM INVESTMENTS
Money Market Funds	69,814	69,814	—	—
TOTAL INVESTMENTS IN SECURITIES	$70,894,048	$52,850,102	$18,043,946	$—

[1]	Each of Alger Mid Cap Growth Portfolio's and Alger Small Cap Growth Portfolio's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of June 30, 2026.
[2]	Alger Mid Cap Growth Portfolio's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of June 30, 2026.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2026	$17,257,341
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,921,536
Purchases and sales
Purchases	8,638,369
Sales/Distributions	—
Closing balance at June 30, 2026	28,817,246
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$2,921,536

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicles
Opening balance at January 1, 2026	$3,100,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	4,309,908
Purchases and sales
Purchases	14,774,539
Sales/Distributions	—
Closing balance at June 30, 2026	22,184,447
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$4,309,908

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2026	$5,435,486
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	5,918,711
Purchases and sales
Purchases	2,039,679
Sales/Distributions	—
Closing balance at June 30, 2026	13,393,876
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$5,918,711

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicles
Opening balance at January 1, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(192,058)
Purchases and sales
Purchases	8,554,288
Sales/Distributions	—
Closing balance at June 30, 2026	8,362,230
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$(192,058)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2026	$967,546
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	650,715
Purchases and sales
Purchases	327,455
Sales/Distributions	—
Closing balance at June 30, 2026	1,945,716
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$650,715

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2026	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicles
Opening balance at January 1, 2026	$419,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	604,881
Purchases and sales
Purchases	1,170,078
Sales/Distributions	—
Closing balance at June 30, 2026	2,193,959
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$604,881

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2026	$60,650
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	9,577
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2026	70,227
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$9,577

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2026	$857,563
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	721,259
Purchases and sales
Purchases	56,815
Sales/Distributions	—
Closing balance at June 30, 2026	1,635,637
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$721,259

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2026	$60,084*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(973)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2026	59,111*
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$(973)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicles
Opening balance at January 1, 2026	$746,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,116,836
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2026	1,862,836
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2026**	$1,116,836

*	Includes securities that were fair valued at zero during the period ended June 30, 2026.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Portfolio's Level 3 fair value measurements of its investments as of June 30, 2026, if any. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolio's fair value measurements at June 30, 2026.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value June 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$14,309,755	Market Approach	Revenue Multiple	21.5x	N/A (a)
	1,543,169	Market Approach	Transaction Price (b)	0%	N/A (a)
	12,964,322	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.19%	0% 5 years 82.85% 4.19%
Special Purpose Vehicles	7,085,333	Market Approach	Transaction Price (c)	0%	N/A (a)
	9,499,114	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.19%	N/A (a) N/A (a) N/A (a) N/A (a)
	5,600,000	Market Approach	Transaction Price (d)	0%	N/A (a)
Alger Large Cap Growth Portfolio
Preferred Stocks	11,354,197	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.19%	N/A (a) N/A (a) N/A (a) N/A (a)
	2,039,679	Market Approach	Transaction Price (b)	0%	N/A (a)
Special Purpose Vehicles	4,083,666	Market Approach	Transaction Price (c)	0%	N/A (a)
	2,238,668	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.19%	N/A (a) N/A (a) N/A (a) N/A (a)
	2,039,896	Market Approach	Transaction Price (d)	0%	N/A (a)
Alger Mid Cap Growth Portfolio
Preferred Stocks	1,945,716	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.19%	0% 5 years 86.42% 4.19%
Rights	— *	Income Approach	Discount Rate Probability of Success	100.00% 0.00%	N/A (a) N/A (a)
Special Purpose Vehicles	763,065	Market Approach	Transaction Price (c)	0%	N/A (a)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value June 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
	$1,430,894	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.19%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Small Cap Growth Portfolio
Common Stocks	70,227	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 3.98%	N/A (a) N/A (a) N/A (a) N/A (a)
Preferred Stocks	1,635,637	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1-5 years 80.00%-90.00% 3.98%-4.19%	0% 4.44 years 88.59% 4.16%
Rights	59,111 *	Income Approach	Discount Rate Probability of Success	0.00%-5.22% 0.00%-44.00%	5.22% 39.64%
Special Purpose Vehicles	1,862,836	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.19%	N/A (a) N/A (a) N/A (a) N/A (a)

*	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of June 30, 2026.
(a)	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of March 31, 2026.

(c)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition dates of March 2, 2026 and April 1,
2026.

(d)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of June 9, 2026.

The significant unobservable inputs used in the fair value measurement of each Portfolio's securities include revenue multiples, bookings multiples, EBITDA multiples, publicly traded comparable securities' market value and revenue multiples, transaction pricing, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue, bookings, and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenue, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements. For the six months ended June 30, 2026, Alger Management updated the valuation

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

methodology used to value Impulse Dynamics PLC, Series A, Impulse Dynamics PLC, Series F-3, and SB Technology Inc., Series E to include the option pricing method which considers a wide range of exit values to calculate the valuation of these investments. There were no other changes in valuation methodology for any other Level 3 investments.
NOTE 10 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by any Portfolio throughout the period or as of June 30, 2026.
NOTE 11 — Principal Risks:

Alger Capital Appreciation Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities. The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.
Alger Large Cap Growth Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities. The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.
Alger Growth & Income Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Income producing securities may cut or fail to declare dividends due to market downturns or for other reasons. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities. Repurchase agreements are subject to risks associated with the possibility of default by the seller or insolvency of the seller. The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.
Alger Mid Cap Growth Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Small Cap Growth Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Balanced Portfolio— Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. The risks of investing in fixed-income securities include sensitivity to interest rate and credit rating changes, call risk, increased volatility for lower rated securities, and prepayment risk. Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. At times, the Portfolio may hold a large cash position, which may underperform

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

relative to equity securities. The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.
NOTE 12 — Affiliated Securities:

During the six months ended June 30, 2026, as disclosed in the following table, certain Portfolios held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Portfolio(s) for purposes of the 1940 Act. Transactions during the six months ended June 30, 2026 with such affiliated persons are summarized below. During this period, other Portfolios of the Fund may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at December 31, 2025	Shares Purchased	Shares Sold	Shares Held at June 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at June 30, 2026
Alger Capital Appreciation Portfolio
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(91,964)	$7,085,333
Total	—	—	—	—	$—	$—	$(91,964)	$7,085,333

Security	Shares Held at December 31, 2025	Shares Purchased	Shares Sold	Shares Held at June 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at June 30, 2026
Alger Large Cap Growth Portfolio
Exchange Traded Funds
Alger 35 ETF	353,188	—	—	353,188	$—	$—	$2,313,382	$14,629,047
Mutual Funds
Alger 35 Fund	559,471	—	—	559,471	—	—	2,288,238	13,175,549
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	—	—	(53,004)	4,083,666
Total	912,659	—	—	912,659	$—	$—	$4,548,616	$31,888,262

Security	Shares Held at December 31, 2025	Shares Purchased	Shares Sold	Shares Held at June 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at June 30, 2026
Alger Mid Cap Growth Portfolio
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(9,904)	$763,065
Total	—	—	—	—	$—	$—	$(9,904)	$763,065
1The Alger Fund Complex and other entities managed by Alger Management owned greater than 25% of 2026 VDC LP.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 13 — Subsequent Events:

Alger Management has evaluated events that have occurred subsequent to June 30, 2026, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Portfolios. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolios, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

PORTSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	August 19, 2026

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	August 19, 2026